As filed with the SEC on April 28, 2017

Registration No. 33-54926

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 29	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 94	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of depositor)

100 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON JR

President

Fidelity Investments Life Insurance Company

100 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2017 pursuant to paragraph (b) (1) (iii) of rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page of
☐	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page

Prospectus

Fidelity Income Advantage®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page 16.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Equity Income, Fidelity VIP Floating Rate High Income, Fidelity VIP Government Money Market, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Mid Cap, Fidelity VIP Overseas, Fidelity VIP Strategic Income, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by FMR Co., Inc., an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%.

Others are managed by Fidelity SelectCo, LLC, an affiliate of FMR: Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Energy, Fidelity VIP Financial Services, Fidelity VIP Health Care, Fidelity VIP Industrials, Fidelity VIP Materials, Fidelity VIP Real Estate, Fidelity VIP Technology, Fidelity VIP Telecommunications, and Fidelity VIP Utilities.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

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Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund, Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2017. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 23.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Government Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS LIFE

Nationally  1-800-544-2442

Date: April 30, 2017

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Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	2
The Variable Account	2
Financial Statements	2
The Funds	3
Facts About the Contract
Purchase of a Contract	6
Free Look Privilege	6
Investment Allocation of Your Purchase Payment	7
Trading Among Variable Subaccounts	7
Charges	9
Certain Funds Impose a Short-Term Redemption Fee	10
Annuity Income Dates	11
Signature Guarantee or Customer Authentication	11
Death Benefit	11
Fixed, Variable or Combination Annuity Income	11
Benchmark Rate of Return	12
Types of Annuity Income Options	12
Annuity Income Including Withdrawal Options	13
Guarantee Period	13
Withdrawal Provisions	14
Reports	16
More About the Contract
Tax Considerations	16
Other Contract Provisions
Selling the Contracts	21
Postponement of Benefits	21
More About the Variable Account and the Funds
Changes in Investment Options	21
Total Return for a Subaccount	22
Voting Rights	22
Resolving Material Conflicts	22
Litigation	22
Table of Contents of the Statement of Additional Information	23

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the

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Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page 12 and Annuity Income Including Withdrawal Options on page 13. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page 11.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the forty-nine variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Government Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. See Free Look Privilege on page 6. In some instances your Purchase Payment may be placed in the Government Money Market Investment Option for only part of the free look period. You may currently reallocate among the Investment Options at any time after the end of the free look period and sometimes sooner for replacement sales.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page 11.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and FILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	1.43%

Certain Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 10.

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

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THE FUNDS

There are currently forty-nine Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	FMR Co., Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	FMR Co., Inc.

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	FMR Co., Inc.
Fidelity VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity SelectCo, LLC
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity SelectCo, LLC
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company

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Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

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Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 22.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

•  The minimum Purchase Payment for a Contract is generally $25,000.

•  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan or a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.

•  You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

•  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.

•  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

•  Application and Initial Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1)  you have provided all the information requested on the application form, including your choice of annuity income option;

(2)  we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3)  we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

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INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Government Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Government Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Government Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Options that are in accordance with your most recent allocation instructions.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Government Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per calendar year. We may also require you to submit your exchange instructions by mail.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center or on our Internet website.

•  Trading by Telephone or Internet

FILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

•  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

•  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges

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may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates, may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

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FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1.  Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2.  Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3.  Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4.  Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

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5.  Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status on page 19.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Fund, not by FILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is

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exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, the variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of Account Ownership

2.  Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

•  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

•  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

All references to annuity income and the guaranteed duration of annuity income provided by Fidelity Income Advantage are subject to the limitation stated on page 1 of the prospectus: "We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income." Variable annuity income is subject to the investment results of the

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subaccounts and may increase or decrease. Variable annuity income will end in the unlikely event that the value of every security held in the subaccounts in which you are invested is reduced to zero.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Government Money Market Investment Option.

On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

•  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1.  Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

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2.  Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3.  Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4.  Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the Variable Account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income Options 1 through 4. If you choose an income option with a Withdrawal Option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

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•  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

•  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You cannot purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

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Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

•  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

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If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

•  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

•  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

•  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

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In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income. Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions"

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(discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

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Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

•  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that FILI will be treated as the Owner of the Variable Account assets.

FILI's Tax Status

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law

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to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1.  Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2.  Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3.  Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or guarantee period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

4.  Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

FIAL7

20

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day we receive due proof of the Beneficiary's death on the Beneficiary's election at the Annuity Service Center. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all the the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page 12.

5.  Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6.  Assignment. The Contract may not be assigned.

7.  Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8.  Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, RI 02917. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

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21

FILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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22

Table of Contents of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FIAL7-PRO-0417
1.756514.118

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23

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4.  Subsequent contributions will not be accepted.

5.  No deduction is allowed for contributions.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

FVIA-92160

Not Part of the Prospectus

10.  In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11.  The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12.  Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14.  The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15.  Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16.  The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

17.  The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from

FVIA-92160

Not Part of the Prospectus

2

one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18.  As further described in the prospectus, the following are all the charges that FILI currently makes:

(a)  Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b)  Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

FVIA-92160

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2017

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2017, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents

PAGE
Service Agreements	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FIAL7-PTB-0417
1.756515.118

SERVICE AGREEMENTS

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

Withdrawal (Liquidity) Value

If you elect annuity income with a withdrawal option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

•  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1)  Start with Part A at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3)  If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4)  Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

•  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1)  Start with Part B at the close of the prior Valuation Period.

(2)  With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3)  Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4)  Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC. and FILI. The offering of the contracts has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2016 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2016

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$233,088	$1,067,746	$96,534	$391,835	$415,015	$327,035	$375,525	$213,822
Receivable from FILI	51	0	14	0	149	0	72	0
Total assets	233,139	1,067,746	96,548	391,835	415,164	327,035	375,597	213,822
Liabilities:
Payable to FILI	0	2	0	0	0	0	0	0
Total net assets	$233,139	$1,067,744	$96,548	$391,835	$415,164	$327,035	$375,597	$213,822
Net Assets:
Fidelity Retirement Reserves	$216,904	$0	$74,654	$0	$359,687	$0	$341,349	$0
Fidelity Income Advantage	16,235	0	21,894	0	55,477	0	34,248	0
Fidelity Personal Retirement	0	1,061,754	0	391,835	0	327,035	0	213,822
Fidelity Freedom Lifetime Income	0	2,399	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	3,591	0	0	0	0	0	0
Total net assets	$233,139	$1,067,744	$96,548	$391,835	$415,164	$327,035	$375,597	$213,822
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	10,418	0	1,446	0	3,467	0	3,029	0
Unit Value	$20.82	$0	$51.64	$0	$103.72	$0	$112.68	$0
Fidelity Income Advantage:
Units Outstanding	806	0	439	0	553	0	314	0
Unit Value	$20.09	$0	$49.83	$0	$100.10	$0	$108.75	$0
Fidelity Personal Retirement:
Units Outstanding	0	99,721	0	22,622	0	15,793	0	9,632
Highest Value	$0	$11.33	$0	$23.20	$0	$31.98	$0	$32.89
Lowest Value	$0	$9.94	$0	$14.73	$0	$19.37	$0	$21.26
Fidelity Freedom Lifetime Income:
Units Outstanding	0	220	0	0	0	0	0	0
Unit Value	$0	$10.89	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	370	0	0	0	0	0	0
Highest Unit Value	$0	$9.57	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.17	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	8	0	0	0	0	0	0
Highest Unit Value	$0	$9.43	$0	$0	$0	$0	$0	$0
Lowest Unit Value	$0	$9.06	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$77,779	$176,435	$204,041	$644,812	$213,579	$161,111
Receivable from FILI	0	0	65	0	53	0
Total assets	77,779	176,435	204,106	644,812	213,632	161,111
Liabilities:
Payable to FILI	2	0	0	0	0	0
Total net assets	$77,777	$176,435	$204,106	$644,812	$213,632	$161,111
Net Assets:
Fidelity Retirement Reserves	$70,204	$0	$159,036	$0	$180,228	$0
Fidelity Income Advantage	7,573	0	45,070	0	33,404	0
Fidelity Personal Retirement	0	176,435	0	644,812	0	161,111
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$77,777	$176,435	$204,106	$644,812	$213,632	$161,111
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,668	0	3,796	0	3,369	0
Unit Value	$42.08	$0	$41.89	$0	$53.49	$0
Fidelity Income Advantage:
Units Outstanding	186	0	1,114	0	647	0
Unit Value	$40.61	$0	$40.43	$0	$51.62	$0
Fidelity Personal Retirement:
Units Outstanding	0	12,432	0	45,315	0	9,363
Highest Value	$0	$19.09	$0	$15.76	$0	$21.44
Lowest Value	$0	$13.82	$0	$12.17	$0	$15.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$2,127,120	$67,826	$91,347	$859,956	$1,149,056	$149,262	$2,176,763
Receivable from FILI	157	23	0	148	0	82	1
Total assets	2,127,277	67,849	91,347	860,104	1,149,056	149,344	2,176,764
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$2,127,277	$67,849	$91,347	$860,104	$1,149,056	$149,344	$2,176,764
Net Assets:
Fidelity Retirement Reserves	$430,647	$55,054	$0	$770,685	$0	$113,725	$0
Fidelity Income Advantage	58,770	12,795	0	89,419	0	35,619	0
Fidelity Personal Retirement	1,637,860	0	91,347	0	1,149,056	0	1,235,751
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	941,013
Total net assets	$2,127,277	$67,849	$91,347	$860,104	$1,149,056	$149,344	$2,176,764
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,280	1,560	0	9,672	0	3,830	0
Unit Value	$68.56	$35.31	$0	$79.68	$0	$29.69	$0
Fidelity Income Advantage:
Units Outstanding	886	374	0	1,161	0	1,241	0
Unit Value	$66.17	$34.08	$0	$76.89	$0	$28.65	$0
Fidelity Personal Retirement:
Units Outstanding	70,925	0	5,144	0	51,036	0	60,398
Highest Value	$32.51	$0	$23.83	$0	$32.26	$0	$28.77
Lowest Value	$22.32	$0	$16.38	$0	$21.18	$0	$18.06
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	37,204
Highest Value	$0	$0	$0	$0	$0	$0	$26.56
Lowest Value	$0	$0	$0	$0	$0	$0	$15.39
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	19,869
Highest Value	$0	$0	$0	$0	$0	$0	$26.23
Lowest Value	$0	$0	$0	$0	$0	$0	$15.17

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$22,734	$105,229	$123,526	$188,088	$70,784	$162,076	$322,386	$494,945
Receivable from FILI	11	0	43	0	11	0	0	0
Total assets	22,745	105,229	123,569	188,088	70,795	162,076	322,386	494,945
Liabilities:
Payable to FILI	0	0	0	0	0	0	45	0
Total net assets	$22,745	$105,229	$123,569	$188,088	$70,795	$162,076	$322,341	$494,945
Net Assets:
Fidelity Retirement Reserves	$19,186	$0	$100,621	$0	$59,299	$0	$270,279	$0
Fidelity Income Advantage	3,559	0	22,948	0	11,496	0	52,062	0
Fidelity Personal Retirement	0	105,229	0	188,088	0	162,076	0	494,945
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$22,745	$105,229	$123,569	$188,088	$70,795	$162,076	$322,341	$494,945
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	710	0	2,901	0	2,366	0	6,545	0
Unit Value	$27.01	$0	$34.69	$0	$25.06	$0	$41.29	$0
Fidelity Income Advantage:
Units Outstanding	135	0	685	0	475	0	1,305	0
Unit Value	$26.30	$0	$33.47	$0	$24.19	$0	$39.93	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,520	0	8,157	0	7,037	0	22,234
Highest Value	$0	$35.16	$0	$32.37	$0	$40.06	$0	$33.61
Lowest Value	$0	$22.18	$0	$22.02	$0	$21.63	$0	$18.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$41,185	$86,933	$24,016	$89,636	$63,780	$229,140	$58,030	$149,211
Receivable from FILI	16	1	0	0	24	0	23	0
Total assets	41,201	86,934	24,016	89,636	63,804	229,140	58,053	149,211
Liabilities:
Payable to FILI	0	0	2	0	0	0	0	0
Total net assets	$41,201	$86,934	$24,014	$89,636	$63,804	$229,140	$58,053	$149,211
Net Assets:
Fidelity Retirement Reserves	$32,636	$0	$20,794	$0	$55,464	$0	$50,885	$0
Fidelity Income Advantage	8,565	0	3,220	0	8,340	0	7,168	0
Fidelity Personal Retirement	0	86,934	0	89,636	0	229,140	0	149,211
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$41,201	$86,934	$24,014	$89,636	$63,804	$229,140	$58,053	$149,211
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,317	0	933	0	2,171	0	1,837	0
Unit Value	$24.77	$0	$22.29	$0	$25.55	$0	$27.70	$0
Fidelity Income Advantage:
Units Outstanding	355	0	149	0	336	0	266	0
Unit Value	$24.12	$0	$21.61	$0	$24.77	$0	$26.86	$0
Fidelity Personal Retirement:
Units Outstanding	0	4,126	0	4,136	0	8,632	0	9,173
Highest Value	$0	$42.64	$0	$23.58	$0	$51.15	$0	$22.29
Lowest Value	$0	$20.39	$0	$18.94	$0	$22.08	$0	$15.00
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$118,196	$486,468	$38,321	$118,002	$38,536	$135,052	$21,651	$111,490
Receivable from FILI	21	0	4	0	14	0	8	0
Total assets	118,217	486,468	38,325	118,002	38,550	135,052	21,659	111,490
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$118,217	$486,468	$38,325	$118,002	$38,550	$135,052	$21,659	$111,490
Net Assets:
Fidelity Retirement Reserves	$104,377	$0	$35,401	$0	$32,895	$0	$17,195	$0
Fidelity Income Advantage	13,840	0	2,924	0	5,655	0	4,464	0
Fidelity Personal Retirement	0	486,468	0	118,002	0	135,052	0	111,490
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$118,217	$486,468	$38,325	$118,002	$38,550	$135,052	$21,659	$111,490
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,950	0	2,472	0	808	0	667	0
Unit Value	$35.39	$0	$14.32	$0	$40.73	$0	$25.78	$0
Fidelity Income Advantage:
Units Outstanding	403	0	210	0	143	0	178	0
Unit Value	$34.30	$0	$13.88	$0	$39.48	$0	$24.99	$0
Fidelity Personal Retirement:
Units Outstanding	0	15,205	0	7,613	0	5,004	0	4,414
Highest Value	$0	$44.76	$0	$30.81	$0	$40.87	$0	$44.28
Lowest Value	$0	$30.60	$0	$12.27	$0	$23.27	$0	$24.40
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0	$0
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$47,451	$208,993	$71,488	$874,097	$13,176
Receivable from FILI	0	0	9	0	2
Total assets	47,451	208,993	71,497	874,097	13,178
Liabilities:
Payable to FILI	63	0	0	0	0
Total net assets	$47,388	$208,993	$71,497	$874,097	$13,178
Net Assets:
Fidelity Retirement Reserves	$41,505	$0	$60,786	$0	$11,531
Fidelity Income Advantage	5,883	0	10,711	0	1,647
Fidelity Personal Retirement	0	208,993	0	874,097	0
Fidelity Freedom Lifetime Income	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0
Total net assets	$47,388	$208,993	$71,497	$874,097	$13,178
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,199	0	3,195	0	747
Unit Value	$34.62	$0	$19.02	$0	$15.43
Fidelity Income Advantage:
Units Outstanding	177	0	577	0	109
Unit Value	$33.70	$0	$18.54	$0	$15.08
Fidelity Personal Retirement:
Units Outstanding	0	9,315	0	55,023	0
Highest Value	$0	$48.57	$0	$18.86	$0
Lowest Value	$0	$20.01	$0	$13.01	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$141,608	$21,910	$135,513	$11,180
Receivable from FILI	0	3	0	3
Total assets	141,608	21,913	135,513	11,183
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$141,608	$21,913	$135,513	$11,183
Net Assets:
Fidelity Retirement Reserves	$0	$18,734	$0	$11,183
Fidelity Income Advantage	0	3,179	0	0
Fidelity Personal Retirement	141,608	0	135,513	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$141,608	$21,913	$135,513	$11,183
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	942	0	769
Unit Value	$0	$19.88	$0	$14.54
Fidelity Income Advantage:
Units Outstanding	0	164	0	0
Unit Value	$0	$19.42	$0	$0
Fidelity Personal Retirement:
Units Outstanding	8,795	0	6,260	0
Highest Value	$30.96	$0	$39.03	$0
Lowest Value	$15.37	$0	$20.17	$0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Investor Class	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Assets:
Investments at market value	$63,924	$5,861	$16,834	$10,311	$53,982	$24,389	$90,327
Receivable from FILI	0	0	0	1	0	1	0
Total assets	63,924	5,861	16,834	10,312	53,982	24,390	90,327
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$63,924	$5,861	$16,834	$10,312	$53,982	$24,390	$90,327
Net Assets:
Fidelity Retirement Reserves	$0	$5,861	$0	$10,312	$0	$24,390	$0
Fidelity Income Advantage	0	0	0	0	0	0	0
Fidelity Personal Retirement	63,924	0	16,834	0	53,982	0	90,327
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$63,924	$5,861	$16,834	$10,312	$53,982	$24,390	$90,327
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	374	0	613	0	1,411	0
Unit Value	$0	$15.68	$0	$16.81	$0	$17.28	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	4,385	0	1,037	0	3,110	0	5,082
Highest Value	$15.60	$0	$19.17	$0	$20.88	$0	$21.55
Lowest Value	$12.70	$0	$14.07	$0	$15.05	$0	$15.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Assets:
Investments at market value	$24,215	$170,145	$12,809	$152,769	$17,273	$145,170
Receivable from FILI	1	0	0	0	0	0
Total assets	24,216	170,145	12,809	152,769	17,273	145,170
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$24,216	$170,145	$12,809	$152,769	$17,273	$145,170
Net Assets:
Fidelity Retirement Reserves	$24,216	$0	$12,809	$0	$17,273	$0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	170,145	0	152,769	0	145,170
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$24,216	$170,145	$12,809	$152,769	$17,273	$145,170
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,389	0	698	0	950	0
Unit Value	$17.43	$0	$18.34	$0	$18.19	$0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Personal Retirement:
Units Outstanding	0	9,464	0	8,132	0	7,743
Highest Value	$0	$23.25	$0	$24.89	$0	$25.95
Lowest Value	$0	$15.93	$0	$16.83	$0	$17.25
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Assets:
Investments at market value	$12,363	$32,859	$25,846	$38,785	$240,229	$678,368	$1,271,686
Receivable from FILI	12	16	7	16	0	7	94
Total assets	12,375	32,875	25,853	38,801	240,229	678,375	1,271,780
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$12,375	$32,875	$25,853	$38,801	$240,229	$678,375	$1,271,780
Net Assets:
Fidelity Retirement Reserves	$0	$0	$0	$33,148	$0	$51,509	$83,514
Fidelity Income Advantage	0	0	0	5,653	0	12,692	46,918
Fidelity Personal Retirement	0	0	0	0	240,229	602,290	1,026,973
Fidelity Freedom Lifetime Income	12,375	32,875	25,853	0	0	11,884	114,375
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$12,375	$32,875	$25,853	$38,801	$240,229	$678,375	$1,271,780
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,741	0	3,804	5,624
Unit Value	$0	$0	$0	$19.04	$0	$13.54	$14.85
Fidelity Income Advantage:
Units Outstanding	0	0	0	303	0	958	3,224
Unit Value	$0	$0	$0	$18.64	$0	$13.25	$14.53
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	10,577	43,233	64,374
Highest Value	$0	$0	$0	$0	$37.13	$14.88	$19.68
Lowest Value	$0	$0	$0	$0	$20.02	$12.59	$14.97
Fidelity Freedom Lifetime Income:
Units Outstanding	769	1,943	1,425	0	0	941	8,255
Unit Value	$16.07	$16.91	$18.14	$0	$0	$12.63	$13.85
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$1,660,140	$1,050,926	$372,011	$35,067	$256,003	$11,892	$47,705
Receivable from FILI	0	27	63	15	0	5	0
Total assets	1,660,140	1,050,953	372,074	35,082	256,003	11,897	47,705
Liabilities:
Payable to FILI	18	0	0	0	0	0	0
Total net assets	$1,660,122	$1,050,953	$372,074	$35,082	$256,003	$11,897	$47,705
Net Assets:
Fidelity Retirement Reserves	$33,829	$45,690	$26,801	$30,186	$0	$10,899	$0
Fidelity Income Advantage	18,607	27,503	12,015	4,896	0	998	0
Fidelity Personal Retirement	732,777	951,796	319,957	0	256,003	0	47,705
Fidelity Freedom Lifetime Income	123,242	25,964	13,301	0	0	0	0
Fidelity Growth and Guaranteed Income	751,667	0	0	0	0	0	0
Total net assets	$1,660,122	$1,050,953	$372,074	$35,082	$256,003	$11,897	$47,705
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,405	3,007	1,762	1,339	0	614	0
Unit Value	$14.06	$15.19	$15.21	$22.53	$0	$17.75	$0
Fidelity Income Advantage:
Units Outstanding	1,350	1,849	805	221	0	57	0
Unit Value	$13.82	$14.87	$14.88	$22.10	$0	$17.40	$0
Fidelity Personal Retirement:
Units Outstanding	47,231	56,911	18,774	0	10,944	0	2,547
Highest Value	$21.70	$23.11	$25.74	$0	$29.53	$0	$37.64
Lowest Value	$14.76	$16.11	$16.13	$0	$22.13	$0	$17.28
Fidelity Freedom Lifetime Income:
Units Outstanding	8,609	1,827	932	0	0	0	0
Unit Value	$14.31	$14.21	$14.27	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	29,172	0	0	0	0	0	0
Highest Value	$20.03	$0	$0	$0	$0	$0	$0
Lowest Value	$13.47	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	20,592	0	0	0	0	0	0
Highest Value	$19.79	$0	$0	$0	$0	$0	$0
Lowest Value	$13.28	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	UIF – Emerging Markets Equity
Assets:
Investments at market value	$14,186	$67,445	$4,831	$30,792	$6,357	$126,335	$58,810
Receivable from FILI	9	0	1	0	0	0	13
Total assets	14,195	67,445	4,832	30,792	6,357	126,335	58,823
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$14,195	$67,445	$4,832	$30,792	$6,357	$126,335	$58,823
Net Assets:
Fidelity Retirement Reserves	$11,303	$0	$4,460	$0	$5,905	$0	$25,285
Fidelity Income Advantage	2,892	0	372	0	452	0	2,972
Fidelity Personal Retirement	0	67,445	0	30,792	0	126,335	30,566
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$14,195	$67,445	$4,832	$30,792	$6,357	$126,335	$58,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	722	0	586	0	556	0	1,035
Unit Value	$15.66	$0	$7.61	$0	$10.62	$0	$24.42
Fidelity Income Advantage:
Units Outstanding	188	0	50	0	43	0	126
Unit Value	$15.35	$0	$7.48	$0	$10.57	$0	$23.57
Fidelity Personal Retirement:
Units Outstanding	0	3,554	0	3,291	0	11,699	2,712
Highest Value	$0	$39.76	$0	$21.14	$0	$10.82	$20.57
Lowest Value	$0	$16.39	$0	$7.92	$0	$10.78	$10.03
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF – Emerging Markets Debt	UIF – Global Strategist	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$132,152	$28,058	$21,728	$24,826	$18,613	$106,385	$16,796
Receivable from FILI	0	7	4	10	9	0	1
Total assets	132,152	28,065	21,732	24,836	18,622	106,385	16,797
Liabilities:
Payable to FILI	30	0	0	0	0	5	0
Total net assets	$132,122	$28,065	$21,732	$24,836	$18,622	$106,380	$16,797
Net Assets:
Fidelity Retirement Reserves	$14,549	$7,363	$7,538	$21,409	$16,288	$13,289	$109
Fidelity Income Advantage	2,024	2,611	1,707	3,427	2,334	865	24
Fidelity Personal Retirement	115,549	18,091	12,487	0	0	92,226	16,664
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$132,122	$28,065	$21,732	$24,836	$18,622	$106,380	$16,797
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	444	458	415	575	414	985	19
Unit Value	$32.78	$16.09	$18.19	$37.26	$39.31	$13.50	$5.86
Fidelity Income Advantage:
Units Outstanding	65	168	97	95	61	66	4
Unit Value	$31.64	$15.53	$17.55	$35.96	$37.94	$13.21	$5.80
Fidelity Personal Retirement:
Units Outstanding	7,560	1,357	973	0	0	7,197	2,761
Highest Value	$20.14	$20.76	$18.80	$0	$0	$22.57	$6.06
Lowest Value	$12.74	$12.19	$11.72	$0	$0	$10.51	$6.01
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2016

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$451,353	$198,521	$557,711	$174,891	$104,355	$71,406
Receivable from FILI	3	0	0	1	0	0
Total assets	451,356	198,521	557,711	174,892	104,355	71,406
Liabilities:
Payable to FILI	0	15	3	0	3	0
Total net assets	$451,356	$198,506	$557,708	$174,892	$104,352	$71,406
Net Assets:
Fidelity Retirement Reserves	$35,067	$11,718	$29,373	$6,024	$4,823	$4,857
Fidelity Income Advantage	1,023	1,458	1,693	725	601	498
Fidelity Personal Retirement	415,266	185,330	526,642	168,143	98,928	66,051
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$451,356	$198,506	$557,708	$174,892	$104,352	$71,406
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,169	959	2,373	510	455	486
Unit Value	$11.07	$12.22	$12.38	$11.81	$10.60	$10.00
Fidelity Income Advantage:
Units Outstanding	94	122	139	62	58	50
Unit Value	$10.91	$12.04	$12.20	$11.69	$10.50	$9.91
Fidelity Personal Retirement:
Units Outstanding	36,791	15,189	42,046	13,835	9,061	6,417
Highest Value	$11.52	$12.72	$12.89	$12.21	$10.96	$10.34
Lowest Value	$10.99	$11.57	$11.89	$12.12	$10.88	$10.27
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$0	$0	$0	$0	$0	$0
Lowest Value	$0	$0	$0	$0	$0	$0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$504	$1,788	$4,971	$20,051	$8,908	$6,635
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,750	0	547	0	2,535	0
Administrative and other charges	117	0	37	0	169	0
Total expenses	1,867	0	584	0	2,704	0
Fidelity Income Advantage:
Mortality and expense risk charges	135	0	160	0	389	0
Administrative and other charges	45	0	53	0	130	0
Total expenses	180	0	213	0	519	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,402	0	516	0	400
Administrative and other charges	0	492	0	185	0	135
Total expenses	0	1,894	0	701	0	535
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	17	0	0	0	0
Administrative and other charges	0	3	0	0	0	0
Total expenses	0	20	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	34	0	0	0	0
Administrative and other charges	0	9	0	0	0	0
Total expenses	0	43	0	0	0	0
Total expenses	2,047	1,957	797	701	3,223	535
Net investment income (loss)	(1,543)	(169)	4,174	19,350	5,685	6,100
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(2,596)	3,354	3,476	2,639
Realized gain distributions	0	0	0	0	24,898	16,708
Net realized gain (loss) on investments	0	0	(2,596)	3,354	28,374	19,347
Unrealized appreciation (depreciation)	0	0	10,361	27,362	27,572	19,504
Net increase (decrease) in net assets from operations	$(1,543)	$(169)	$11,939	$50,066	$61,631	$44,951
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$145	$0	$1,163	$2,543	$4,886	$15,289
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,639	0	577	0	1,268	0
Administrative and other charges	176	0	39	0	84	0
Total expenses	2,815	0	616	0	1,352	0
Fidelity Income Advantage:
Mortality and expense risk charges	268	0	61	0	368	0
Administrative and other charges	89	0	21	0	122	0
Total expenses	357	0	82	0	490	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	318	0	261	0	921
Administrative and other charges	0	110	0	92	0	313
Total expenses	0	428	0	353	0	1,234
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	3,172	428	698	353	1,842	1,234
Net investment income (loss)	(3,027)	(428)	465	2,190	3,044	14,055
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6,135	9,657	(1,444)	563	23	1,677
Realized gain distributions	37,864	21,041	138	315	103	267
Net realized gain (loss) on investments	43,999	30,698	(1,306)	878	126	1,944
Unrealized appreciation (depreciation)	(42,060)	(28,864)	(4,606)	(13,445)	4,970	7,781
Net increase (decrease) in net assets from operations	$(1,088)	$1,406	$(5,447)	$(10,377)	$8,140	$23,780

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$3,167	$2,302	$29,681	$938	$1,207	$6,781	$8,411
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,386	0	3,020	419	0	5,786	0
Administrative and other charges	92	0	201	28	0	386	0
Total expenses	1,478	0	3,221	447	0	6,172	0
Fidelity Income Advantage:
Mortality and expense risk charges	260	0	412	99	0	670	0
Administrative and other charges	86	0	137	33	0	223	0
Total expenses	346	0	549	132	0	893	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	263	1,927	0	150	0	1,663
Administrative and other charges	0	82	691	0	47	0	549
Total expenses	0	345	2,618	0	197	0	2,212
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	1,824	345	6,388	579	197	7,065	2,212
Net investment income (loss)	1,343	1,957	23,293	359	1,010	(284)	6,199
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(91)	900	39,531	905	2,353	14,265	20,035
Realized gain distributions	9,468	7,108	1,761	1,014	1,370	69,067	86,445
Net realized gain (loss) on investments	9,377	8,008	41,292	1,919	3,723	83,332	106,480
Unrealized appreciation (depreciation)	(6,137)	(5,356)	141,049	(1,339)	(2,974)	(25,005)	(29,901)
Net increase (decrease) in net assets from operations	$4,583	$4,609	$205,634	$939	$1,759	$58,043	$82,778

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$1,951	$27,196	$205	$887	$1,946	$2,850
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	853	0	162	0	693	0
Administrative and other charges	57	0	11	0	46	0
Total expenses	910	0	173	0	739	0
Fidelity Income Advantage:
Mortality and expense risk charges	275	0	32	0	157	0
Administrative and other charges	92	0	10	0	52	0
Total expenses	367	0	42	0	209	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,860	0	175	0	227
Administrative and other charges	0	564	0	60	0	74
Total expenses	0	2,424	0	235	0	301
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,082	0	0	0	0
Administrative and other charges	0	2,448	0	0	0	0
Total expenses	0	11,530	0	0	0	0
Total expenses	1,277	13,954	215	235	948	301
Net investment income (loss)	674	13,242	(10)	652	998	2,549
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,130	26,339	751	1,243	1,552	1,542
Realized gain distributions	3,705	50,704	1,163	5,389	6,856	8,797
Net realized gain (loss) on investments	4,835	77,043	1,914	6,632	8,408	10,339
Unrealized appreciation (depreciation)	3,540	42,404	(1,808)	(6,366)	6,505	9,123
Net increase (decrease) in net assets from operations	$9,049	$132,689	$96	$918	$15,911	$22,011

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$234	$403	$1,546	$2,097	$462	$986
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	487	0	1,972	0	257	0
Administrative and other charges	32	0	131	0	17	0
Total expenses	519	0	2,103	0	274	0
Fidelity Income Advantage:
Mortality and expense risk charges	95	0	385	0	67	0
Administrative and other charges	32	0	128	0	22	0
Total expenses	127	0	513	0	89	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	283	0	667	0	130
Administrative and other charges	0	99	0	229	0	47
Total expenses	0	382	0	896	0	177
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	646	382	2,616	896	363	177
Net investment income (loss)	(412)	21	(1,070)	1,201	99	809
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,892	4,969	2,616	4,571	900	3,975
Realized gain distributions	1,687	4,602	19,435	27,973	0	0
Net realized gain (loss) on investments	7,579	9,571	22,051	32,544	900	3,975
Unrealized appreciation (depreciation)	(8,398)	(12,350)	12,325	18,616	2,568	3,720
Net increase (decrease) in net assets from operations	$(1,231)	$(2,758)	$33,306	$52,361	$3,567	$8,504

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$434	$1,564	$75	$147	$334	$797
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	200	0	407	0	314	0
Administrative and other charges	13	0	27	0	21	0
Total expenses	213	0	434	0	335	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	56	0	42	0
Administrative and other charges	9	0	19	0	14	0
Total expenses	36	0	75	0	56	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	136	0	288	0	163
Administrative and other charges	0	44	0	102	0	55
Total expenses	0	180	0	390	0	218
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	249	180	509	390	391	218
Net investment income (loss)	185	1,384	(434)	(243)	(57)	579
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,166	2,015	1,390	1,864	(1,220)	1,360
Realized gain distributions	439	1,161	1,822	6,394	0	0
Net realized gain (loss) on investments	1,605	3,176	3,212	8,258	(1,220)	1,360
Unrealized appreciation (depreciation)	892	3,060	2,275	10,987	14,541	30,294
Net increase (decrease) in net assets from operations	$2,682	$7,620	$5,053	$19,002	$13,264	$32,233

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$219	$488	$212	$579	$232	$742
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,015	0	118	0	207	0
Administrative and other charges	68	0	8	0	14	0
Total expenses	1,083	0	126	0	221	0
Fidelity Income Advantage:
Mortality and expense risk charges	131	0	14	0	36	0
Administrative and other charges	43	0	5	0	12	0
Total expenses	174	0	19	0	48	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	866	0	93	0	142
Administrative and other charges	0	301	0	37	0	50
Total expenses	0	1,167	0	130	0	192
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,257	1,167	145	130	269	192
Net investment income (loss)	(1,038)	(679)	67	449	(37)	550
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,983	23,694	(861)	(131)	620	1,466
Realized gain distributions	12,845	49,709	0	0	2,980	8,862
Net realized gain (loss) on investments	21,828	73,403	(861)	(131)	3,600	10,328
Unrealized appreciation (depreciation)	(41,794)	(148,460)	3,718	12,400	866	3,566
Net increase (decrease) in net assets from operations	$(21,004)	$(75,736)	$2,924	$12,718	$4,429	$14,444

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$161	$770	$685	$2,889	$2,525	$30,718
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	160	0	338	0	475	0
Administrative and other charges	11	0	23	0	32	0
Total expenses	171	0	361	0	507	0
Fidelity Income Advantage:
Mortality and expense risk charges	34	0	50	0	83	0
Administrative and other charges	12	0	16	0	28	0
Total expenses	46	0	66	0	111	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	176	0	303	0	1,254
Administrative and other charges	0	61	0	108	0	433
Total expenses	0	237	0	411	0	1,687
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	217	237	427	411	618	1,687
Net investment income (loss)	(56)	533	258	2,478	1,907	29,031
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(120)	542	(430)	4,232	(99)	(195)
Realized gain distributions	543	2,241	494	2,094	0	0
Net realized gain (loss) on investments	423	2,783	64	6,326	(99)	(195)
Unrealized appreciation (depreciation)	225	1,067	1,668	260	3,359	35,717
Net increase (decrease) in net assets from operations	$592	$4,383	$1,990	$9,064	$5,167	$64,553

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Capital Appreciation	VIP – Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Freedom Income Investor Class
Income:
Dividends	$125	$1,227	$223	$1,305	$165	$934
Expenses:

Fidelity Retirement Reserves:

Mortality and expense risk charges	98	0	142	0	87	0
Administrative and other charges	6	0	9	0	6	0
Total expenses	104	0	151	0	93	0

Fidelity Income Advantage:

Mortality and expense risk charges	15	0	27	0	0	0
Administrative and other charges	5	0	9	0	0	0
Total expenses	20	0	36	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	202	0	181	0	104
Administrative and other charges	0	75	0	62	0	32
Total expenses	0	277	0	243	0	136

Fidelity Freedom Lifetime Income:

Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0

Fidelity Growth and Guaranteed Income:

Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	124	277	187	243	93	136
Net investment income (loss)	1	950	36	1,062	72	798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(65)	2,865	10	1,270	44	207
Realized gain distributions	0	0	114	644	113	763
Net realized gain (loss) on investments	(65)	2,865	124	1,914	157	970
Unrealized appreciation (depreciation)	(463)	(8,826)	2,102	11,036	187	791
Net increase (decrease) in net assets from operations	$(527)	$(5,011)	$2,262	$14,012	$416	$2,559

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Freedom 2015 Investor Class
Income:
Dividends	$88	$246	$154	$808	$370	$1,360
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	45	0	81	0	191	0
Administrative and other charges	3	0	5	0	13	0
Total expenses	48	0	86	0	204	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	103	0	164
Administrative and other charges	0	8	0	27	0	44
Total expenses	0	38	0	130	0	208
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	48	38	86	130	204	208
Net investment income (loss)	40	208	68	678	166	1,152
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	12	58	46	472	181	693
Realized gain distributions	84	274	265	1,046	711	2,347
Net realized gain (loss) on investments	96	332	311	1,518	892	3,040
Unrealized appreciation (depreciation)	117	213	93	504	168	590
Net increase (decrease) in net assets from operations	$253	$753	$472	$2,700	$1,226	$4,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Freedom 2030 Investor Class
Income:
Dividends	$368	$2,529	$191	$2,251	$247	$2,026
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	186	0	102	0	127	0
Administrative and other charges	12	0	7	0	8	0
Total expenses	198	0	109	0	135	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	297	0	260	0	253
Administrative and other charges	0	83	0	73	0	68
Total expenses	0	380	0	333	0	321
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	198	380	109	333	135	321
Net investment income (loss)	170	2,149	82	1,918	112	1,705
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	208	1,451	135	1,906	71	1,645
Realized gain distributions	788	4,357	437	4,549	668	4,996
Net realized gain (loss) on investments	996	5,808	572	6,455	739	6,641
Unrealized appreciation (depreciation)	47	1,229	30	(63)	63	69
Net increase (decrease) in net assets from operations	$1,213	$9,186	$684	$8,310	$914	$8,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20%	VIP – FundsManager 50%
Income:
Dividends	$237	$562	$443	$200	$1,131	$8,512	$15,880
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	184	0	395	632
Administrative and other charges	0	0	0	12	0	26	42
Total expenses	0	0	0	196	0	421	674
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	28	0	101	362
Administrative and other charges	0	0	0	9	0	33	121
Total expenses	0	0	0	37	0	134	483
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	254	982	1,717
Administrative and other charges	0	0	0	0	91	301	506
Total expenses	0	0	0	0	345	1,283	2,223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	62	152	112	0	0	56	535
Administrative and other charges	12	31	23	0	0	11	107
Total expenses	74	183	135	0	0	67	642
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	74	183	135	233	345	1,905	4,022
Net investment income (loss)	163	379	308	(33)	786	6,607	11,858
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	173	118	385	2,455	2,034	17,860
Realized gain distributions	219	513	559	2,042	12,828	8,818	16,964
Net realized gain (loss) on investments	268	686	677	2,427	15,283	10,852	34,824
Unrealized appreciation (depreciation)	91	500	432	3,251	23,065	(918)	198
Net increase (decrease) in net assets from operations	$522	$1,565	$1,417	$5,645	$39,134	$16,541	$46,880
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%	VIP – FundsManager 70%	VIP – FundsManager 85%	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$20,764	$11,230	$3,356	$536	$3,741	$103	$388
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	267	351	209	252	0	73	0
Administrative and other charges	18	23	14	17	0	5	0
Total expenses	285	374	223	269	0	78	0
Fidelity Income Advantage:
Mortality and expense risk charges	143	211	92	41	0	7	0
Administrative and other charges	48	70	30	14	0	2	0
Total expenses	191	281	122	55	0	9	0
Fidelity Personal Retirement:
Mortality and expense risk charges	1,173	1,541	493	0	390	0	54
Administrative and other charges	359	463	152	0	132	0	19
Total expenses	1,532	2,004	645	0	522	0	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	558	123	58	0	0	0	0
Administrative and other charges	112	24	12	0	0	0	0
Total expenses	670	147	70	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	7,649	0	0	0	0	0	0
Administrative and other charges	1,984	0	0	0	0	0	0
Total expenses	9,633	0	0	0	0	0	0
Total expenses	12,311	2,806	1,060	324	522	87	73
Net investment income (loss)	8,453	8,424	2,296	212	3,219	16	315
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	29,815	13,684	6,736	2,226	9,439	(76)	177
Realized gain distributions	56,859	41,225	16,479	1,898	14,048	258	848
Net realized gain (loss) on investments	86,674	54,909	23,215	4,124	23,487	182	1,025
Unrealized appreciation (depreciation)	(29,099)	(16,074)	(7,036)	(3,726)	(21,150)	870	2,803
Net increase (decrease) in net assets from operations	$66,028	$47,259	$18,475	$610	$5,556	$1,068	$4,143

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications	VIP – Telecommunications Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$151	$704	$24	$141	$206	$4,089
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	68	0	37	0	30	0
Administrative and other charges	5	0	3	0	2	0
Total expenses	73	0	40	0	32	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	2	0	3	0
Administrative and other charges	5	0	1	0	1	0
Total expenses	20	0	3	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	73	0	40	0	123
Administrative and other charges	0	25	0	14	0	50
Total expenses	0	98	0	54	0	173
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	93	98	43	54	36	173
Net investment income (loss)	58	606	(19)	87	170	3,916
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	829	2,495	(158)	(203)	17	(86)
Realized gain distributions	77	373	0	0	0	0
Net realized gain (loss) on investments	906	2,868	(158)	(203)	17	(86)
Unrealized appreciation (depreciation)	767	4,920	208	287	155	4,657
Net increase (decrease) in net assets from operations	$1,731	$8,394	$31	$171	$342	$8,487

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	UIF – Emerging Markets Equity	UIF – Emerging Markets Debt	UIF – Global Strategist	Invesco – Van Kampen Global Core Equity	WFAF – Advantage VT Discovery	WFAF – Advantage VT Opportunity
Income:
Dividends	$303	$7,442	$0	$213	$0	$374
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	205	119	59	57	159	121
Administrative and other charges	14	8	4	4	11	8
Total expenses	219	127	63	61	170	129
Fidelity Income Advantage:
Mortality and expense risk charges	25	17	20	13	25	17
Administrative and other charges	8	5	7	4	9	6
Total expenses	33	22	27	17	34	23
Fidelity Personal Retirement:
Mortality and expense risk charges	43	159	31	17	0	0
Administrative and other charges	15	59	10	5	0	0
Total expenses	58	218	41	22	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	310	367	131	100	204	152
Net investment income (loss)	(7)	7,075	(131)	113	(204)	222
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,367)	(1,275)	(1,350)	311	(221)	46
Realized gain distributions	0	0	134	0	1,834	1,860
Net realized gain (loss) on investments	(3,367)	(1,275)	(1,216)	311	1,613	1,906
Unrealized appreciation (depreciation)	6,770	6,808	2,834	806	123	(151)
Net increase (decrease) in net assets from operations	$3,396	$12,608	$1,487	$1,230	$1,532	$1,977

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2016

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$1,325	$159	$6,688	$4,496	$11,735	$1,961	$1	$1,994
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	101	1	269	97	243	52	47	44
Administrative and other charges	7	0	18	6	16	3	3	3
Total expenses	108	1	287	103	259	55	50	47
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	7	13	14	6	4	5
Administrative and other charges	2	0	3	5	5	2	2	1
Total expenses	9	0	10	18	19	8	6	6
Fidelity Personal Retirement:
Mortality and expense risk charges	119	18	567	253	798	257	145	107
Administrative and other charges	43	6	207	92	266	87	52	36
Total expenses	162	24	774	345	1,064	344	197	143
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	279	25	1,071	466	1,342	407	253	196
Net investment income (loss)	1,046	134	5,617	4,030	10,393	1,554	(252)	1,798
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,735)	72	(657)	(955)	38	(1,623)	(5,176)	(114)
Realized gain distributions	0	0	0	0	0	0	96	0
Net realized gain (loss) on investments	(1,735)	72	(657)	(955)	38	(1,623)	(5,080)	(114)
Unrealized appreciation (depreciation)	18,382	1,591	120	6,269	2,539	6,287	7,433	(1,631)
Net increase (decrease) in net assets from operations	$17,693	$1,797	$5,080	$9,344	$12,970	$6,218	$2,101	$53

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1,543)	$(2,056)	$(169)	$(1,625)	$4,174	$5,646	$19,350	$23,290
Net realized gain (loss) on investments	0	0	0	0	(2,596)	(7,471)	3,354	326
Unrealized appreciation (depreciation)	0	0	0	0	10,361	(2,257)	27,362	(36,724)
Net increase (decrease) in net assets from operations	(1,543)	(2,056)	(169)	(1,625)	11,939	(4,082)	50,066	(13,108)
Contract Transactions:
Payments received from contract owners	2,411	3,226	823,081	1,222,990	367	495	6,675	12,000
Transfers between sub-accounts and the fixed account, net	44,286	41,798	(289,883)	(816,042)	254	(7,198)	18,702	(31,807)
Contract benefits	(5,795)	(5,646)	(51,914)	(47,732)	(3,043)	(3,463)	(167)	(202)
Contract terminations	(59,861)	(57,614)	(348,173)	(270,317)	(4,127)	(4,115)	(14,660)	(13,705)
Contract maintenance charges	(67)	(69)	0	0	(15)	(16)	0	0
Other transfers (to) from FILI, net	(108)	(919)	0	(15)	(164)	(191)	1	(2)
Net increase (decrease) in net assets from contract transactions	(19,134)	(19,224)	133,111	88,884	(6,728)	(14,488)	10,551	(33,716)
Total increase (decrease) in net assets	(20,677)	(21,280)	132,942	87,259	5,211	(18,570)	60,617	(46,824)
Net Assets:
Beginning of period	253,816	275,096	934,802	847,543	91,337	109,907	331,218	378,042
End of period	$233,139	$253,816	$1,067,744	$934,802	$96,548	$91,337	$391,835	$331,218
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$5,685	$9,478	$6,100	$7,902	$(3,027)	$(2,435)	$(428)	$23
Net realized gain (loss) on investments	28,374	39,914	19,347	28,778	43,999	24,755	30,698	14,789
Unrealized appreciation (depreciation)	27,572	(68,902)	19,504	(48,099)	(42,060)	4,114	(28,864)	(1,697)
Net increase (decrease) in net assets from operations	61,631	(19,510)	44,951	(11,419)	(1,088)	26,434	1,406	13,115
Contract Transactions:
Payments received from contract owners	563	895	5,961	3,541	900	1,144	2,945	5,283
Transfers between sub-accounts and the fixed account, net	(7,337)	(19,760)	28,340	(22,124)	(18,866)	(18,563)	(11,432)	20,804
Contract benefits	(9,759)	(11,459)	(130)	(290)	(7,132)	(7,795)	(29)	(2)
Contract terminations	(15,097)	(17,422)	(7,886)	(7,221)	(13,597)	(19,415)	(4,610)	(3,965)
Contract maintenance charges	(64)	(69)	0	0	(79)	(85)	0	0
Other transfers (to) from FILI, net	(138)	(680)	4	2	(62)	(410)	0	2
Net increase (decrease) in net assets from contract transactions	(31,832)	(48,495)	26,289	(26,092)	(38,836)	(45,124)	(13,126)	22,122
Total increase (decrease) in net assets	29,799	(68,005)	71,240	(37,511)	(39,924)	(18,690)	(11,720)	35,237
Net Assets:
Beginning of period	385,365	453,370	255,795	293,306	415,521	434,211	225,542	190,305
End of period	$415,164	$385,365	$327,035	$255,795	$375,597	$415,521	$213,822	$225,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Class R (a)	VIP – Overseas, Investor Class
	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$465	$600	$(101)	$2,190	$2,242
Net realized gain (loss) on investments	(1,306)	(748)	(7,045)	878	2,161
Unrealized appreciation (depreciation)	(4,606)	(334)	10,405	(13,445)	(1,674)
Net increase (decrease) in net assets from operations	(5,447)	(482)	3,259	(10,377)	2,729
Contract Transactions:
Payments received from contract owners	328	180	138	3,067	9,210
Transfers between sub-accounts and the fixed account, net	(6,931)	35,154	(38,739)	(8,455)	30,091
Contract benefits	(1,479)	(1,449)	(244)	(103)	(219)
Contract terminations	(3,485)	(3,232)	(356)	(4,876)	(4,485)
Contract maintenance charges	(17)	(18)	(2)	0	(1)
Other transfers (to) from FILI, net	(107)	(14)	(10)	3	4
Net increase (decrease) in net assets from contract transactions	(11,691)	30,621	(39,213)	(10,364)	34,600
Total increase (decrease) in net assets	(17,138)	30,139	(35,954)	(20,741)	37,329
Net Assets:
Beginning of period	94,915	64,776	35,954	197,176	159,847
End of period	$77,777	$94,915	$0	$176,435	$197,176

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$3,044	$3,682	$14,055	$12,948	$1,343	$1,713	$1,957	$2,286
Net realized gain (loss) on investments	126	(356)	1,944	540	9,377	17,340	8,008	12,718
Unrealized appreciation (depreciation)	4,970	(6,358)	7,781	(18,780)	(6,137)	(20,199)	(5,356)	(15,687)
Net increase (decrease) in net assets from operations	8,140	(3,032)	23,780	(5,292)	4,583	(1,146)	4,609	(683)
Contract Transactions:
Payments received from contract owners	844	686	29,689	16,871	736	800	2,495	5,497
Transfers between sub-accounts and the fixed account, net	1,866	(3,060)	90,122	46,366	(4,529)	(6,936)	(6,825)	10,932
Contract benefits	(7,413)	(7,278)	(901)	(358)	(6,838)	(8,289)	(714)	0
Contract terminations	(9,659)	(12,003)	(32,855)	(27,256)	(8,646)	(10,176)	(6,901)	(6,024)
Contract maintenance charges	(32)	(32)	0	0	(38)	(43)	0	0
Other transfers (to) from FILI, net	(471)	(200))	3	2	(82)	(373)	0	0
Net increase (decrease) in net assets from contract transactions	(14,865)	(21,887)	86,058	35,625	(19,397)	(25,017)	(11,945)	10,405
Total increase (decrease) in net assets	(6,725)	(24,919)	109,838	30,333	(14,814)	(26,163)	(7,336)	9,722
Net Assets:
Beginning of period	210,831	235,750	534,974	504,641	228,446	254,609	168,447	158,725
End of period	$204,106	$210,831	$644,812	$534,974	$213,632	$228,446	$161,111	$168,447

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$23,293	$27,713	$359	$243	$1,010	$989
Net realized gain (loss) on investments	41,292	49,159	1,919	2,281	3,723	2,295
Unrealized appreciation (depreciation)	141,049	(62,324)	(1,339)	(2,826)	(2,974)	(4,311)
Net increase (decrease) in net assets from operations	205,634	14,548	939	(302)	1,759	(1,027)
Contract Transactions:
Payments received from contract owners	49,131	46,560	170	133	2,052	3,909
Transfers between sub-accounts and the fixed account, net	235,947	152,264	(1,851)	(3,406)	(7,805)	17,213
Contract benefits	(10,612)	(10,313)	(1,845)	(2,777)	0	(14)
Contract terminations	(44,776)	(39,906)	(2,704)	(4,518)	(4,331)	(1,479)
Contract maintenance charges	(80)	(81)	(14)	(16)	0	0
Other transfers (to) from FILI, net	(132)	(457)	(241)	(48)	1	0
Net increase (decrease) in net assets from contract transactions	229,478	148,067	(6,485)	(10,632)	(10,083)	19,629
Total increase (decrease) in net assets	435,112	162,615	(5,546)	(10,934)	(8,324)	18,602
Net Assets:
Beginning of period	1,692,165	1,529,550	73,395	84,329	99,671	81,069
End of period	$2,127,277	$1,692,165	$67,849	$73,395	$91,347	$99,671

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(284)	$1,783	$6,199	$8,709	$674	$1,051	$13,242	$16,196
Net realized gain (loss) on investments	83,332	110,600	106,480	111,929	4,835	6,222	77,043	80,477
Unrealized appreciation (depreciation)	(25,005)	(112,385)	(29,901)	(116,617)	3,540	(7,641)	42,404	(104,005)
Net increase (decrease) in net assets from operations	58,043	(2)	82,778	4,021	9,049	(368)	132,689	(7,332)
Contract Transactions:
Payments received from contract owners	1,899	2,617	17,882	28,968	433	1,631	56,082	77,737
Transfers between sub-accounts and the fixed account, net	(48,651)	(37,173)	(23,276)	53,705	(5,656)	4,632	84,629	190,829
Contract benefits	(17,048)	(17,606)	(776)	(352)	(4,763)	(5,039)	(2,349)	(2,615)
Contract terminations	(30,118)	(33,717)	(31,136)	(25,562)	(5,039)	(6,540)	(157,098)	(103,587)
Contract maintenance charges	(165)	(182)	0	0	(20)	(22)	0	0
Other transfers (to) from FILI, net	(283)	(290)	5	3	34	(479)	38	18
Net increase (decrease) in net assets from contract transactions	(94,366)	(86,351)	(37,301)	56,762	(15,011)	(5,817)	(18,698)	162,382
Total increase (decrease) in net assets	(36,323)	(86,353)	45,477	60,783	(5,962)	(6,185)	113,991	155,050
Net Assets:
Beginning of period	896,427	982,780	1,103,579	1,042,796	155,306	161,491	2,062,773	1,907,723
End of period	$860,104	$896,427	$1,149,056	$1,103,579	$149,344	$155,306	$2,176,764	$2,062,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(10)	$(2)	$652	$933	$998	$1,502	$2,549	$2,844
Net realized gain (loss) on investments	1,914	4,075	6,632	11,574	8,408	9,994	10,339	15,453
Unrealized appreciation (depreciation)	(1,808)	(3,913)	(6,366)	(12,415)	6,505	(15,453)	9,123	(23,738)
Net increase (decrease) in net assets from operations	96	160	918	92	15,911	(3,957)	22,011	(5,441)
Contract Transactions:
Payments received from contract owners	65	306	1,812	6,285	452	327	3,628	4,448
Transfers between sub-accounts and the fixed account, net	(8,316)	(989)	(44,479)	18,113	(1,380)	(8,442)	17,852	(14,648)
Contract benefits	(682)	(803)	(72)	(32)	(3,307)	(3,798)	(67)	(12)
Contract terminations	(1,175)	(1,453)	(3,587)	(3,179)	(4,274)	(4,248)	(4,619)	(4,049)
Contract maintenance charges	(4)	(7)	0	0	(23)	(25)	0	0
Other transfers (to) from FILI, net	17	(16)	0	3	(124)	(11)	0	(3)
Net increase (decrease) in net assets from contract transactions	(10,095)	(2,962)	(46,326)	21,190	(8,656)	(16,197)	16,794	(14,264)
Total increase (decrease) in net assets	(9,999)	(2,802)	(45,408)	21,282	7,255	(20,154)	38,805	(19,705)
Net Assets:
Beginning of period	32,744	35,546	150,637	129,355	116,314	136,468	149,283	168,988
End of period	$22,745	$32,744	$105,229	$150,637	$123,569	$116,314	$188,088	$149,283
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(412)	$(576)	$21	$(76)	$(1,070)	$(1,260)	$1,201	$1,137
Net realized gain (loss) on investments	7,579	15,106	9,571	36,598	22,051	46,214	32,544	55,389
Unrealized appreciation (depreciation)	(8,398)	(11,437)	(12,350)	(31,802)	12,325	(51,842)	18,616	(67,082)
Net increase (decrease) in net assets from operations	(1,231)	3,093	(2,758)	4,720	33,306	(6,888)	52,361	(10,556)
Contract Transactions:
Payments received from contract owners	185	196	2,090	6,157	442	572	4,856	7,540
Transfers between sub-accounts and the fixed account, net	(15,385)	15,118	(78,788)	117,043	(17,798)	(12,082)	(12,003)	31,218
Contract benefits	(1,899)	(1,905)	(115)	(34)	(8,897)	(8,496)	(171)	(77)
Contract terminations	(3,153)	(2,613)	(8,042)	(5,780)	(10,298)	(12,037)	(10,958)	(9,873)
Contract maintenance charges	(15)	(16)	0	0	(55)	(63)	0	0
Other transfers (to) from FILI, net	(49)	(14)	1	(1)	(471)	77	4	(5)
Net increase (decrease) in net assets from contract transactions	(20,316)	10,766	(84,854)	117,385	(37,077)	(32,029)	(18,272)	28,803
Total increase (decrease) in net assets	(21,547)	13,859	(87,612)	122,105	(3,771)	(38,917)	34,089	18,247
Net Assets:
Beginning of period	92,342	78,483	249,688	127,583	326,112	365,029	460,856	442,609
End of period	$70,795	$92,342	$162,076	$249,688	$322,341	$326,112	$494,945	$460,856

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$99	$145	$809	$955	$185	$348	$1,384	$1,262
Net realized gain (loss) on investments	900	1,046	3,975	3,579	1,605	1,903	3,176	4,790
Unrealized appreciation (depreciation)	2,568	(2,883)	3,720	(8,206)	892	(5,497)	3,060	(14,143)
Net increase (decrease) in net assets from operations	3,567	(1,692)	8,504	(3,672)	2,682	(3,246)	7,620	(8,091)
Contract Transactions:
Payments received from contract owners	94	199	714	1,436	102	165	5,509	1,705
Transfers between sub-accounts and the fixed account, net	(3,978)	(812)	(14,604)	19,428	3,017	(8,450)	27,464	(26,268)
Contract benefits	(1,303)	(1,168)	(46)	(7)	(679)	(589)	(25)	(12)
Contract terminations	(1,683)	(1,533)	(2,713)	(2,033)	(1,229)	(935)	(3,375)	(2,598)
Contract maintenance charges	(7)	(7)	0	0	(64)	(10)	(46)	(24)
Other transfers (to) from FILI, net	(38)	(48)	0	0	(160)	(36)	0	(1)
Net increase (decrease) in net assets from contract transactions	(6,915)	(3,369)	(16,649)	18,824	987	(9,855)	29,527	(27,198)
Total increase (decrease) in net assets	(3,348)	(5,061)	(8,145)	15,152	3,669	(13,101)	37,147	(35,289)
Net Assets:
Beginning of period	44,549	49,610	95,079	79,927	20,345	33,446	52,489	87,778
End of period	$41,201	$44,549	$86,934	$95,079	$24,014	$20,345	$89,636	$52,489
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(434)	$(421)	$(243)	$(177)	$(57)	$151	$579	$1,017
Net realized gain (loss) on investments	3,212	3,585	8,258	10,424	(1,220)	(842)	1,360	2,736
Unrealized appreciation (depreciation)	2,275	(166)	10,987	(1,070)	14,541	(11,527)	30,294	(27,772)
Net increase (decrease) in net assets from operations	5,053	2,998	19,002	9,177	13,264	(12,218)	32,233	(24,019)
Contract Transactions:
Payments received from contract owners	55	84	4,689	7,663	108	200	4,702	7,687
Transfers between sub-accounts and the fixed account, net	(1,398)	1,573	(10,228)	43,391	5,158	(7,766)	25,940	15,642
Contract benefits	(958)	(1,139)	(68)	(11)	(1,085)	(1,479)	(129)	(46)
Contract terminations	(1,731)	(1,839)	(4,933)	(3,451)	(1,675)	(1,554)	(3,320)	(1,729)
Contract maintenance charges	(20)	(22)	(34)	(29)	(20)	(23)	(29)	(44)
Other transfers (to) from FILI, net	(15)	(25)	2	(4)	16	(21)	4	4
Net increase (decrease) in net assets from contract transactions	(4,067)	(1,368)	(10,572)	47,559	2,502	(10,643)	27,168	21,514
Total increase (decrease) in net assets	986	1,630	8,430	56,736	15,766	(22,861)	59,401	(2,505)
Net Assets:
Beginning of period	62,818	61,188	220,710	163,974	42,287	65,148	89,810	92,315
End of period	$63,804	$62,818	$229,140	$220,710	$58,053	$42,287	$149,211	$89,810
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1,038)	$(1,907)	$(679)	$(1,485)	$67	$55	$449	$704
Net realized gain (loss) on investments	21,828	51,391	73,403	132,014	(861)	48	(131)	3,824
Unrealized appreciation (depreciation)	(41,794)	(39,584)	(148,460)	(103,181)	3,718	(1,087)	12,400	(7,776)
Net increase (decrease) in net assets from operations	(21,004)	9,900	(75,736)	27,348	2,924	(984)	12,718	(3,248)
Contract Transactions:
Payments received from contract owners	478	1,489	10,791	44,888	271	46	1,412	2,425
Transfers between sub-accounts and the fixed account, net	(55,661)	(5,882)	(182,871)	85,717	17,215	(958)	25,208	6,926
Contract benefits	(2,878)	(4,213)	(317)	(87)	(237)	(289)	(7)	(26)
Contract terminations	(6,381)	(8,348)	(17,725)	(15,947)	(557)	(471)	(2,063)	(1,314)
Contract maintenance charges	(41)	(115)	(78)	(114)	(7)	(15)	(10)	(10)
Other transfers (to) from FILI, net	(252)	(167)	(1)	27	(52)	(2)	3	0
Net increase (decrease) in net assets from contract transactions	(64,735)	(17,236)	(190,201)	114,484	16,633	(1,689)	24,543	8,001
Total increase (decrease) in net assets	(85,739)	(7,336)	(265,937)	141,832	19,557	(2,673)	37,261	4,753
Net Assets:
Beginning of period	203,956	211,292	752,405	610,573	18,768	21,441	80,741	75,988
End of period	$118,217	$203,956	$486,468	$752,405	$38,325	$18,768	$118,002	$80,741
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(37)	$(8)	$550	$592	$(56)	$(23)	$533	$418
Net realized gain (loss) on investments	3,600	5,636	10,328	13,606	423	2,479	2,783	10,223
Unrealized appreciation (depreciation)	866	(6,560)	3,566	(16,418)	225	(2,216)	1,067	(7,794)
Net increase (decrease) in net assets from operations	4,429	(932)	14,444	(2,220)	592	240	4,383	2,847
Contract Transactions:
Payments received from contract owners	33	54	2,953	2,837	132	53	2,336	5,069
Transfers between sub-accounts and the fixed account, net	3,090	(6,526)	25,107	(12,706)	(14,710)	18,784	(42,262)	65,655
Contract benefits	(661)	(972)	(65)	(2)	(615)	(686)	0	(29)
Contract terminations	(1,100)	(1,514)	(2,568)	(1,869)	(848)	(700)	(3,551)	(2,062)
Contract maintenance charges	(7)	(7)	(5)	(23)	(14)	(8)	(29)	(27)
Other transfers (to) from FILI, net	26	(1)	(1)	5	67	49	0	6
Net increase (decrease) in net assets from contract transactions	1,381	(8,966)	25,421	(11,758)	(15,988)	17,492	(43,506)	68,612
Total increase (decrease) in net assets	5,810	(9,898)	39,865	(13,978)	(15,396)	17,732	(39,123)	71,459
Net Assets:
Beginning of period	32,740	42,638	95,187	109,165	37,055	19,323	150,613	79,154
End of period	$38,550	$32,740	$135,052	$95,187	$21,659	$37,055	$111,490	$150,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$258	$533	$2,478	$3,294	$1,907	$1,471	$29,031	$22,561
Net realized gain (loss) on investments	64	810	6,326	10,783	(99)	174	(195)	2,488
Unrealized appreciation (depreciation)	1,668	(261)	260	(9,138)	3,359	(3,474)	35,717	(41,004)
Net increase (decrease) in net assets from operations	1,990	1,082	9,064	4,939	5,167	(1,829)	64,553	(15,955)
Contract Transactions:
Payments received from contract owners	205	472	5,987	6,965	484	596	22,855	27,304
Transfers between sub-accounts and the fixed account, net	(3,192)	(3,606)	9	(3,592)	(2,554)	(8,598)	(13,902)	(38,173)
Contract benefits	(981)	(973)	(81)	0	(1,870)	(2,026)	(1,058)	(356)
Contract terminations	(1,827)	(1,548)	(8,447)	(5,559)	(3,683)	(4,039)	(40,967)	(42,495)
Contract maintenance charges	(11)	(12)	0	0	(10)	(13)	0	0
Other transfers (to) from FILI, net	(20)	(17)	2	2	35	(62)	5	1
Net increase (decrease) in net assets from contract transactions	(5,826)	(5,684)	(2,530)	(2,184)	(7,598)	(14,142)	(33,067)	(53,719)
Total increase (decrease) in net assets	(3,836)	(4,602)	6,534	2,755	(2,431)	(15,971)	31,486	(69,674)
Net Assets:
Beginning of period	51,224	55,826	202,459	199,704	73,928	89,899	842,611	912,285
End of period	$47,388	$51,224	$208,993	$202,459	$71,497	$73,928	$874,097	$842,611

(In thousands)	Subaccounts Investing In:
	VIP – Growth Strategies (a)	VIP – Growth Strategies Investor Class (a)	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Class R (a)	VIP – International Capital Appreciation, Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(24)	$(19)	$1	$9	$(19)	$950	$770
Net realized gain (loss) on investments	1,690	5,134	(65)	(28)	142	2,865	2,570
Unrealized appreciation (depreciation)	(1,089)	(2,868)	(463)	(544)	782	(8,826)	(1,468)
Net increase (decrease) in net assets from operations	577	2,247	(527)	(563)	905	(5,011)	1,872
Contract Transactions:
Payments received from contract owners	5	400	4	3	160	5,057	10,380
Transfers between sub-accounts and the fixed account, net	(8,061)	(28,657)	(1,787)	17,247	(16,696)	(5,348)	38,875
Contract benefits	(47)	0	(220)	(189)	(71)	(91)	(19)
Contract terminations	(36)	(301)	(386)	(407)	(494)	(3,791)	(2,479)
Contract maintenance charges	(1)	0	(2)	(2)	(3)	0	(5)
Other transfers (to) from FILI, net	1	3	10	(3)	0	0	5
Net increase (decrease) in net assets from contract transactions	(8,139)	(28,555)	(2,381)	16,649	(17,104)	(4,173)	46,757
Total increase (decrease) in net assets	(7,562)	(26,308)	(2,908)	16,086	(16,199)	(9,184)	48,629
Net Assets:
Beginning of period	7,562	26,308	16,086	0	16,199	150,792	102,163
End of period	$0	$0	$13,178	$16,086	$0	$141,608	$150,792

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Value Leaders (a)	VIP – Value Leaders Investor Class (a)	VIP – Value		VIP – Value Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$113	$331	$36	$108	$1,062	$1,245
Net realized gain (loss) on investments	233	1,291	124	3,920	1,914	18,451
Unrealized appreciation (depreciation)	(22)	(731)	2,102	(4,666)	11,036	(21,665)
Net increase (decrease) in net assets from operations	324	891	2,262	(638)	14,012	(1,969)
Contract Transactions:
Payments received from contract owners	4	26	163	75	3,801	5,404
Transfers between sub-accounts and the fixed account, net	(7,820)	(19,933)	(1,001)	2,486	8,536	14,191
Contract benefits	(46)	0	(688)	(633)	(9)	(1)
Contract terminations	(109)	(631)	(1,131)	(1,040)	(4,115)	(3,004)
Contract maintenance charges	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	(1)	0	2	(33)	2	9
Net increase (decrease) in net assets from contract transactions	(7,972)	(20,538)	(2,659)	850	8,215	16,599
Total increase (decrease) in net assets	(7,648)	(19,647)	(397)	212	22,227	14,630
Net Assets:
Beginning of period	7,648	19,647	22,310	22,098	113,286	98,656
End of period	$0	$0	$21,913	$22,310	$135,513	$113,286
(In thousands)	Subaccounts Investing In:
	VIP – Growth Stock (a)	VIP – Growth Stock Investor Class (a)	VIP – Freedom Income		VIP – Freedom Income Investor Class
	12/31/15	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(1)	$188	$72	$101	$798	$930
Net realized gain (loss) on investments	2,854	14,025	157	87	970	735
Unrealized appreciation (depreciation)	(1,563)	(7,103)	187	(311)	791	(2,073)
Net increase (decrease) in net assets from operations	1,290	7,110	416	(123)	2,559	(408)
Contract Transactions:
Payments received from contract owners	17	1,497	21	98	1,099	2,575
Transfers between sub-accounts and the fixed account, net	(20,774)	(110,815)	283	(835)	3,416	1,007
Contract benefits	(113)	(40)	(84)	(92)	(34)	(607)
Contract terminations	(154)	(647)	(474)	(753)	(3,933)	(3,805)
Contract maintenance charges	(1)	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(1)	(8)	18	(5)	1	1
Net increase (decrease) in net assets from contract transactions	(21,026)	(110,013)	(238)	(1,589)	549	(829)
Total increase (decrease) in net assets	(19,736)	(102,903)	178	(1,712)	3,108	(1,237)
Net Assets:
Beginning of period	19,736	102,903	11,005	12,717	60,816	62,053
End of period	$0	$0	$11,183	$11,005	$63,924	$60,816

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Freedom 2010 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$40	$59	$208	$281	$68	$109	$678	$845
Net realized gain (loss) on investments	96	50	332	162	311	307	1,518	778
Unrealized appreciation (depreciation)	117	(187)	213	(535)	93	(490)	504	(1,944)
Net increase (decrease) in net assets from operations	253	(78)	753	(92)	472	(74)	2,700	(321)
Contract Transactions:
Payments received from contract owners	13	222	710	47	2	2	828	1,068
Transfers between sub-accounts and the fixed account, net	(119)	(287)	(648)	(593)	(817)	(1,622)	(276)	583
Contract benefits	(14)	(9)	(16)	(281)	(192)	(25)	(263)	(28)
Contract terminations	(451)	(975)	(1,549)	(1,346)	(703)	(776)	(2,856)	(3,438)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	1	2	0	1	4	4	1	0
Net increase (decrease) in net assets from contract transactions	(571)	(1,048)	(1,503)	(2,172)	(1,709)	(2,420)	(2,566)	(1,815)
Total increase (decrease) in net assets	(318)	(1,126)	(750)	(2,264)	(1,237)	(2,494)	134	(2,136)
Net Assets:
Beginning of period	6,179	7,305	17,584	19,848	11,549	14,043	53,848	55,984
End of period	$5,861	$6,179	$16,834	$17,584	$10,312	$11,549	$53,982	$53,848
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Freedom 2020 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$166	$268	$1,152	$1,429	$170	$268	$2,149	$2,699
Net realized gain (loss) on investments	892	636	3,040	1,901	996	625	5,808	3,302
Unrealized appreciation (depreciation)	168	(1,180)	590	(3,855)	47	(1,186)	1,229	(7,150)
Net increase (decrease) in net assets from operations	1,226	(276)	4,782	(525)	1,213	(293)	9,186	(1,149)
Contract Transactions:
Payments received from contract owners	52	323	2,211	1,842	160	150	5,861	6,115
Transfers between sub-accounts and the fixed account, net	(1,941)	(2,850)	(88)	(1,556)	(878)	(1,582)	(1,771)	(1,755)
Contract benefits	(259)	(11)	(19)	(4)	(65)	(105)	0	(64)
Contract terminations	(993)	(1,094)	(5,169)	(4,330)	(1,990)	(1,556)	(10,518)	(7,435)
Contract maintenance charges	(5)	(6)	0	0	(4)	(5)	0	0
Other transfers (to) from FILI, net	6	2	0	0	(3)	5	1	4
Net increase (decrease) in net assets from contract transactions	(3,140)	(3,636)	(3,065)	(4,048)	(2,780)	(3,093)	(6,427)	(3,135)
Total increase (decrease) in net assets	(1,914)	(3,912)	1,717	(4,573)	(1,567)	(3,386)	2,759	(4,284)
Net Assets:
Beginning of period	26,304	30,216	88,610	93,183	25,783	29,169	167,386	171,670
End of period	$24,390	$26,304	$90,327	$88,610	$24,216	$25,783	$170,145	$167,386

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Freedom 2030 Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$82	$138	$1,918	$2,390	$112	$173	$1,705	$1,970
Net realized gain (loss) on investments	572	518	6,455	3,022	739	336	6,641	2,894
Unrealized appreciation (depreciation)	30	(758)	(63)	(6,854)	63	(629)	69	(5,910)
Net increase (decrease) in net assets from operations	684	(102)	8,310	(1,442)	914	(120)	8,415	(1,046)
Contract Transactions:
Payments received from contract owners	228	234	5,697	8,216	92	382	6,267	8,372
Transfers between sub-accounts and the fixed account, net	(1,543)	(851)	(1,930)	15,266	(542)	24	763	8,060
Contract benefits	(4)	(25)	0	0	(109)	(6)	0	(37)
Contract terminations	(365)	(1,741)	(5,480)	(5,564)	(464)	(313)	(4,811)	(2,323)
Contract maintenance charges	(5)	(5)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	10	(8)	1	0	2	(1)	5	(2)
Net increase (decrease) in net assets from contract transactions	(1,679)	(2,396)	(1,712)	17,918	(1,026)	82	2,224	14,070
Total increase (decrease) in net assets	(995)	(2,498)	6,598	16,476	(112)	(38)	10,639	13,024
Net Assets:
Beginning of period	13,804	16,302	146,171	129,695	17,385	17,423	134,531	121,507
End of period	$12,809	$13,804	$152,769	$146,171	$17,273	$17,385	$145,170	$134,531

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$163	$177	$379	$425	$308	$283
Net realized gain (loss) on investments	268	171	686	349	677	224
Unrealized appreciation (depreciation)	91	(458)	500	(1,029)	432	(655)
Net increase (decrease) in net assets from operations	522	(110)	1,565	(255)	1,417	(148)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,024	301	3,907	3,540	6,780	4,775
Contract benefits	(883)	(945)	(1,986)	(2,024)	(1,241)	(1,019)
Contract terminations	0	(146)	(327)	(407)	(67)	(49)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	74	98	58	49	(11)	43
Net increase (decrease) in net assets from contract transactions	215	(692)	1,652	1,158	5,461	3,750
Total increase (decrease) in net assets	737	(802)	3,217	903	6,878	3,602
Net Assets:
Beginning of period	11,638	12,440	29,658	28,755	18,975	15,373
End of period	$12,375	$11,638	$32,875	$29,658	$25,853	$18,975

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20%		VIP – FundsManager 50%
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$(33)	$(76)	$786	$619	$6,607	$6,061	$11,858	$10,152
Net realized gain (loss) on investments	2,427	1,429	15,283	4,224	10,852	26,146	34,824	61,210
Unrealized appreciation (depreciation)	3,251	(2,155)	23,065	(10,185)	(918)	(34,232)	198	(73,840)
Net increase (decrease) in net assets from operations	5,645	(802)	39,134	(5,342)	16,541	(2,025)	46,880	(2,478)
Contract Transactions:
Payments received from contract owners	274	308	2,976	8,254	15,183	19,729	25,240	36,322
Transfers between sub-accounts and the fixed account, net	6,553	(542)	28,432	17,162	34,847	13,979	44,952	63,577
Contract benefits	(594)	(619)	(49)	(50)	(4,739)	(3,774)	(12,651)	(13,187)
Contract terminations	(1,196)	(1,998)	(4,618)	(4,867)	(49,119)	(51,565)	(67,751)	(55,204)
Contract maintenance charges	(6)	(6)	0	0	(12)	(14)	(17)	(18)
Other transfers (to) from FILI, net	(36)	3	1	5	72	85	226	266
Net increase (decrease) in net assets from contract transactions	4,995	(2,854)	26,742	20,504	(3,768)	(21,560)	(10,001)	31,756
Total increase (decrease) in net assets	10,640	(3,656)	65,876	15,162	12,773	(23,585)	36,879	29,278
Net Assets:
Beginning of period	28,161	31,817	174,353	159,191	665,602	689,187	1,234,901	1,205,623
End of period	$38,801	$28,161	$240,229	$174,353	$678,375	$665,602	$1,271,780	$1,234,901

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60%		VIP – FundsManager 70%		VIP – FundsManager 85%
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$8,453	$5,522	$8,424	$6,815	$2,296	$4,228
Net realized gain (loss) on investments	86,674	153,096	54,909	37,420	23,215	22,543
Unrealized appreciation (depreciation)	(29,099)	(165,578)	(16,074)	(44,582)	(7,036)	(27,077)
Net increase (decrease) in net assets from operations	66,028	(6,960)	47,259	(347)	18,475	(306)
Contract Transactions:
Payments received from contract owners	16,850	34,487	29,632	40,468	9,206	17,592
Transfers between sub-accounts and the fixed account, net	27,931	90,191	9,032	76,321	(4,802)	13,208
Contract benefits	(11,084)	(10,071)	(6,737)	(4,745)	(2,343)	(2,379)
Contract terminations	(126,783)	(100,190)	(39,141)	(37,415)	(13,269)	(8,586)
Contract maintenance charges	(9)	(11)	(13)	(15)	(6)	(7)
Other transfers (to) from FILI, net	4	229	292	81	80	135
Net increase (decrease) in net assets from contract transactions	(93,091)	14,635	(6,935)	74,695	(11,134)	19,963
Total increase (decrease) in net assets	(27,063)	7,675	40,324	74,348	7,341	19,657
Net Assets:
Beginning of period	1,687,185	1,679,510	1,010,629	936,281	364,733	345,076
End of period	$1,660,122	$1,687,185	$1,050,953	$1,010,629	$372,074	$364,733

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$212	$180	$3,219	$2,328	$16	$53	$315	$422
Net realized gain (loss) on investments	4,124	2,416	23,487	14,686	182	1,556	1,025	4,663
Unrealized appreciation (depreciation)	(3,726)	(683)	(21,150)	(1,996)	870	(2,840)	2,803	(8,650)
Net increase (decrease) in net assets from operations	610	1,913	5,556	15,018	1,068	(1,231)	4,143	(3,565)
Contract Transactions:
Payments received from contract owners	383	127	12,453	8,313	16	4	2,935	669
Transfers between sub-accounts and the fixed account, net	10,999	3,668	52,081	29,400	849	(3,500)	6,957	(9,090)
Contract benefits	(643)	(450)	(242)	(4)	(204)	(261)	0	0
Contract terminations	(1,998)	(843)	(8,126)	(3,533)	(414)	(541)	(1,229)	(1,416)
Contract maintenance charges	(14)	(7)	(45)	(17)	(5)	(7)	(6)	(8)
Other transfers (to) from FILI, net	122	25	1	(1)	(60)	(14)	1	(1)
Net increase (decrease) in net assets from contract transactions	8,849	2,520	56,122	34,158	182	(4,319)	8,658	(9,846)
Total increase (decrease) in net assets	9,459	4,433	61,678	49,176	1,250	(5,550)	12,801	(13,411)
Net Assets:
Beginning of period	25,623	21,190	194,325	145,149	10,647	16,197	34,904	48,315
End of period	$35,082	$25,623	$256,003	$194,325	$11,897	$10,647	$47,705	$34,904

(In thousands)	Subaccounts Investing In:
	VIP – Telecommunications		VIP – Telecommunications Investor Class		VIP – Emerging Markets		VIP – Emerging Markets, Class R (a)	VIP – Emerging Markets Investor Class
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$58	$22	$606	$207	$(19)	$0	$(16)	$87	$87
Net realized gain (loss) on investments	906	30	2,868	232	(158)	(248)	(853)	(203)	(77)
Unrealized appreciation (depreciation)	767	(29)	4,920	(342)	208	(870)	1,203	287	(3,163)
Net increase (decrease) in net assets from operations	1,731	23	8,394	97	31	(1,118)	334	171	(3,153)
Contract Transactions:
Payments received from contract owners	38	23	2,906	605	6	7	10	1,717	716
Transfers between sub-accounts and the fixed account, net	8,927	1,106	37,180	6,410	(24)	6,404	(7,957)	4,031	1,832
Contract benefits	(228)	(78)	(9)	0	(50)	(70)	(38)	(28)	(2)
Contract terminations	(448)	(76)	(1,447)	(837)	(269)	(93)	(32)	(713)	(1,282)
Contract maintenance charges	(23)	(2)	(11)	(3)	(1)	(1)	(1)	0	0
Other transfers (to) from FILI, net	54	2	1	(1)	9	1	1	2	0
Net increase (decrease) in net assets from contract transactions	8,320	975	38,620	6,174	(329)	6,248	(8,017)	5,009	1,264
Total increase (decrease) in net assets	10,051	998	47,014	6,271	(298)	5,130	(7,683)	5,180	(1,889)
Net Assets:
Beginning of period	4,144	3,146	20,431	14,160	5,130	0	7,683	25,612	27,501
End of period	$14,195	$4,144	$67,445	$20,431	$4,832	$5,130	$0	$30,792	$25,612

(a)  Fund Closed. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		UIF – Emerging Markets Equity		UIF – Emerging Markets Debt		UIF – Global Strategist
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$170	$143	$3,916	$3,609	$(7)	$198	$7,075	$7,453	$(131)	$493
Net realized gain (loss) on investments	17	(38)	(86)	(37)	(3,367)	(5,604)	(1,275)	(1,966)	(1,216)	(582)
Unrealized appreciation (depreciation)	155	(195)	4,657	(4,575)	6,770	(2,167)	6,808	(7,165)	2,834	(2,526)
Net increase (decrease) in net assets from operations	342	(90)	8,487	(1,003)	3,396	(7,573)	12,608	(1,678)	1,487	(2,615)
Contract Transactions:
Payments received from contract owners	46	202	8,115	8,164	498	679	1,401	1,661	201	698
Transfers between sub- accounts and the fixed account, net	2,617	2,114	23,709	22,842	(949)	(6,862)	(6,525)	(21,849)	(4,342)	(6,335)
Contract benefits	(37)	(27)	(755)	0	(511)	(816)	(707)	(623)	(375)	(404)
Contract terminations	(163)	(43)	(6,703)	(5,603)	(1,592)	(2,728)	(5,482)	(6,478)	(2,057)	(1,457)
Contract maintenance charges	0	0	0	0	(8)	(9)	(3)	(4)	(1)	(1)
Other transfers (to) from FILI, net	(4)	4	1	0	(180)	(16)	(27)	5	6	2
Net increase (decrease) in net assets from contract transactions	2,459	2,250	24,367	25,403	(2,742)	(9,752)	(11,343)	(27,288)	(6,568)	(7,497)
Total increase (decrease) in net assets	2,801	2,160	32,854	24,400	654	(17,325)	1,265	(28,966)	(5,081)	(10,112)
Net Assets:
Beginning of period	3,556	1,396	93,481	69,081	58,169	75,494	130,857	159,823	33,146	43,258
End of period	$6,357	$3,556	$126,335	$93,481	$58,823	$58,169	$132,122	$130,857	$28,065	$33,146

(In thousands)	Subaccounts Investing In:
	Invesco – Van Kampen Global Core Equity		WFAF – Advantage VT Discovery		WFAF – Advantage VT Opportunity
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$113	$199	$(204)	$(244)	$222	$(142)
Net realized gain (loss) on investments	311	1,852	1,613	4,390	1,906	2,141
Unrealized appreciation (depreciation)	806	(2,496)	123	(4,629)	(151)	(2,731)
Net increase (decrease) in net assets from operations	1,230	(445)	1,532	(483)	1,977	(732)
Contract Transactions:
Payments received from contract owners	153	232	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(727)	(720)	(1,436)	(1,303)	(795)	(631)
Contract benefits	(213)	(241)	(478)	(642)	(440)	(371)
Contract terminations	(739)	(541)	(905)	(1,035)	(700)	(587)
Contract maintenance charges	(1)	(2)	(7)	(7)	(4)	(4)
Other transfers (to) from FILI, net	(23)	(12)	(33)	(26)	(19)	(18)
Net increase (decrease) in net assets from contract transactions	(1,550)	(1,284)	(2,859)	(3,013)	(1,958)	(1,611)
Total increase (decrease) in net assets	(320)	(1,729)	(1,327)	(3,496)	19	(2,343)
Net Assets:
Beginning of period	22,052	23,781	26,163	29,659	18,603	20,946
End of period	$21,732	$22,052	$24,836	$26,163	$18,622	$18,603
See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2016 and 2015

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$1,046	$1,133	$134	$550	$5,617	$15,138	$4,030	$8,077
Net realized gain (loss) on investments	(1,735)	(3,844)	72	(529)	(657)	333	(955)	(3,565)
Unrealized appreciation (depreciation)	18,382	(20,761)	1,591	(3,949)	120	(14,983)	6,269	(10,648)
Net increase (decrease) in net assets from operations	17,693	(23,472)	1,797	(3,928)	5,080	488	9,344	(6,136)
Contract Transactions:
Payments received from contract owners	1,557	1,773	1,735	1,132	11,416	9,428	2,930	2,296
Transfers between sub-accounts and the fixed account, net	(427)	(15,756)	2,038	920	13,393	(13,073)	(2,502)	(24,475)
Contract benefits	(188)	(238)	(9)	(4)	(608)	(476)	(857)	(376)
Contract terminations	(2,298)	(3,154)	(348)	(626)	(38,024)	(35,739)	(8,945)	(10,225)
Contract maintenance charges	(4)	(4)	0	0	(4)	(5)	(3)	(3)
Other transfers (to) from FILI, net	(33)	12	1	1	26	16	(10)	(6)
Net increase (decrease) in net assets from contract transactions	(1,393)	(17,367)	3,417	1,423	(13,801)	(39,849)	(9,387)	(32,789)
Total increase (decrease) in net assets	16,300	(40,839)	5,214	(2,505)	(8,721)	(39,361)	(43)	(38,925)
Net Assets:
Beginning of period	90,080	130,919	11,583	14,088	460,077	499,438	198,549	237,474
End of period	$106,380	$90,080	$16,797	$11,583	$451,356	$460,077	$198,506	$198,549
(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15	12/31/16	12/31/15
Operations:
Net investment income (loss)	$10,393	$26,225	$1,554	$1,529	$(252)	$11,231	$1,798	$970
Net realized gain (loss) on investments	38	5,805	(1,623)	10,825	(5,080)	(214)	(114)	74
Unrealized appreciation (depreciation)	2,539	(30,857)	6,287	(14,883)	7,433	(17,678)	(1,631)	(991)
Net increase (decrease) in net assets from operations	12,970	1,173	6,218	(2,529)	2,101	(6,661)	53	53
Contract Transactions:
Payments received from contract owners	10,649	12,428	4,482	6,937	1,350	3,043	2,672	1,836
Transfers between sub-accounts and the fixed account, net	21,401	(3,467)	(18,443)	(83)	(23,764)	(15,733)	21,071	17,176
Contract benefits	(1,527)	(492)	(158)	(151)	(112)	(113)	(70)	(443)
Contract terminations	(26,216)	(29,403)	(11,228)	(5,780)	(4,604)	(5,661)	(6,985)	(3,602)
Contract maintenance charges	(4)	(4)	(2)	(2)	(1)	(1)	(1)	0
Other transfers (to) from FILI, net	10	(11)	(33)	16	2	6	3	(10)
Net increase (decrease) in net assets from contract transactions	4,313	(20,949)	(25,382)	937	(27,129)	(18,459)	16,690	14,957
Total increase (decrease) in net assets	17,283	(19,776)	(19,164)	(1,592)	(25,028)	(25,120)	16,743	15,010
Net Assets:
Beginning of period	540,425	560,201	194,056	195,648	129,380	154,500	54,663	39,653
End of period	$557,708	$540,425	$174,892	$194,056	$104,352	$129,380	$71,406	$54,663

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

The Universal Institutional Funds ("UIF")

Wells Fargo Advantage Variable Trust Funds ("WFAF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

During 2015, the following underlying funds were renamed:

Old Name
VIP - Money Market
VIP - Money Market Investor Class
UIF - Global Tactical Asset Allocation
New Name
VIP - Government Money Market
VIP - Government Money Market Investor Class
UIF - Global Strategist

Effective April 24, 2015, the VIP Growth Stock, VIP Growth Stock Investor Class, VIP Growth Strategies, VIP Growth Strategies Investor Class, VIP Value Leaders, and VIP Value Leaders Investor Class were merged into the VIP Growth Opportunities, VIP Growth Opportunities Investor Class, VIP Mid Cap, VIP Mid Cap Investor Class, VIP Value, and VIP Value Investor Class funds respectively. Any policyholders with remaining shares in the funds were transferred to the successor funds.

Effective April 30, 2015, the VIP Emerging Markets Class R, VIP International Capital Appreciation Class R, and VIP Overseas Class R funds eliminated the redemption fee. Any policyholders with remaining shares in the funds were transferred to the VIP Emerging Markets, VIP International Capital Appreciation, and VIP Overseas funds respectively.

Effective April 30, 2015, the VIP Emerging Markets Class R Investor Class, VIP International Capital Appreciation Class R Investor Class, and VIP Overseas Class R Investor Class funds eliminated the redemption fee.

Effective December 1, 2015, VIP Money Market and VIP Money Market Investor Class transitioned to a government money market fund and changed their names to the VIP Government Money Market and VIP Government Money Market Investor Class respectively.

As of December 31, 2016, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $88,290,000 and 2,483,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2016 or 2015. The Account had no Level 3 activity during 2016 and 2015.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Industrials Investor Class
VIP - Utilities
VIP - Utilities Investor Class
VIP - Technology
VIP - Technology Investor Class
VIP - Energy
VIP - Energy Investor Class
VIP - Health Care
VIP - Health Care Investor Class
VIP - Consumer Discretionary
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples
VIP - Consumer Staples Investor Class
VIP - Materials
VIP - Materials Investor Class
VIP - Telecommunications
VIP - Telecommunications Investor Class
VIP - Financial Services
VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2016 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2016:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$75,507	$96,322
VIP - Government Money Market Investor Class	625,918	492,978
VIP - High Income	11,484	14,058
VIP - High Income Investor Class	108,989	79,088
VIP - Equity-Income	38,809	40,136
VIP - Equity-Income Investor Class	80,232	31,135
VIP - Growth	40,752	44,775
VIP - Growth Investor Class	47,700	40,214
VIP - Overseas	2,684	13,749
VIP - Overseas, Investor Class	24,604	32,463
VIP - Investment Grade Bond	23,641	35,413
VIP - Investment Grade Bond Investor Class	179,688	79,308
VIP - Asset Manager	14,110	22,699
VIP - Asset Manager Investor Class	23,293	26,172
VIP - Index 500	388,328	133,891
VIP - Asset Manager: Growth	2,489	7,635
VIP - Asset Manager: Growth Investor Class	9,003	16,707
VIP - Contrafund	79,412	105,046
VIP - Contrafund Investor Class	156,607	101,264
VIP - Balanced	15,803	26,432
VIP - Balanced Investor Class	264,970	219,723
VIP - Dynamic Capital Appreciation	2,017	10,962
VIP - Dynamic Capital Appreciation Investor Class	13,441	53,725
VIP - Growth & Income	13,621	14,455
VIP - Growth & Income Investor Class	52,801	24,662
VIP - Growth Opportunities	3,458	22,546
VIP - Growth Opportunities Investor Class	12,991	93,222
VIP - Mid Cap	24,653	43,237
VIP - Mid Cap Investor Class	63,775	52,873
VIP - Value Strategies	3,524	10,360
VIP - Value Strategies Investor Class	19,295	35,135
VIP - Utilities	23,734	22,112
VIP - Utilities Investor Class	70,395	38,323
VIP - Technology	26,242	28,950
VIP - Technology Investor Class	58,895	63,315

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Energy	$11,906	$9,472
VIP - Energy Investor Class	49,620	21,873
VIP - Health Care	22,627	75,656
VIP - Health Care Investor Class	80,359	221,530
VIP - Financial Services	21,889	5,188
VIP - Financial Services Investor Class	49,462	24,470
VIP - Industrials	10,524	6,203
VIP - Industrials Investor Class	51,893	17,062
VIP - Consumer Discretionary	3,262	18,755
VIP - Consumer Discretionary Investor Class	17,517	58,249
VIP - Real Estate	8,433	13,437
VIP - Real Estate Investor Class	48,657	46,615
VIP - Strategic Income	7,140	12,835
VIP - Strategic Income Investor Class	90,110	94,145
VIP - International Capital Appreciation	1,401	3,780
VIP - International Capital Appreciation, Investor Class	23,067	26,289
VIP - Value	5,091	7,615
VIP - Value Investor Class	40,435	30,514
VIP - Freedom Income	2,010	2,063
VIP - Freedom Income Investor Class	11,478	9,369
VIP - Freedom 2005	420	866
VIP - Freedom 2005 Investor Class	4,092	5,113
VIP - Freedom 2010	966	2,342
VIP - Freedom 2010 Investor Class	7,580	8,423
VIP - Freedom 2015	1,937	4,201
VIP - Freedom 2015 Investor Class	12,262	11,828
VIP - Freedom 2020	3,400	5,221
VIP - Freedom 2020 Investor Class	25,150	25,072
VIP - Freedom 2025	1,880	3,039
VIP - Freedom 2025 Investor Class	25,862	21,107
VIP - Freedom 2030	1,776	2,023
VIP - Freedom 2030 Investor Class	24,109	15,185
VIP - Freedom Lifetime Income I	1,832	1,237
VIP - Freedom Lifetime Income II	4,867	2,320
VIP - Freedom Lifetime Income III	7,571	1,244
VIP - Disciplined Small Cap	14,483	7,493
VIP - Disciplined Small Cap Investor Class	65,178	24,821
VIP - FundsManager 20%	94,956	83,294
VIP - FundsManager 50%	146,802	128,009
VIP - FundsManager 60%	163,366	191,055
VIP - FundsManager 70%	131,237	88,545
VIP - FundsManager 85%	66,005	58,416
VIP - Consumer Staples	26,601	15,647
VIP - Consumer Staples Investor Class	128,960	55,571
VIP - Materials	3,077	2,622
VIP - Materials Investor Class	22,322	12,501
VIP - Telecommunications	17,408	8,962
VIP - Telecommunications Investor Class	61,507	21,909
VIP - Emerging Markets	2,357	2,705
VIP - Emerging Markets Investor Class	12,598	7,502
VIP - Floating Rate High Income	3,306	677
VIP - Floating Rate High Income Investor Class	52,455	24,171
UIF - Emerging Markets Equity	9,715	12,462
UIF - Emerging Markets Debt	23,283	27,514

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
UIF - Global Strategist	$1,581	$8,149
Invesco - Van Kampen Global Core Equity	2,982	4,418
WFAF - Advantage VT Discovery	1,842	3,079
WFAF - Advantage VT Opportunity	2,246	2,124
Lazard - Retirement Emerging Markets	20,974	21,316
PVIT - Commodity Real Return	9,759	6,209
PVIT - Low Duration	84,011	92,205
PVIT - Real Return	28,070	33,413
PVIT - Total Return	77,928	63,208
Blackrock - Global Allocation V.I.	16,635	40,462
FTVIP - Templeton Global Bond	6,554	33,835
FTVIP - Franklin U.S. Gov't Securities	63,890	45,400

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2016:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	233,088	$233,088	$1.00
VIP - Government Money Market Investor Class	1,067,746	1,067,746	1.00
VIP - High Income	17,943	213,613	5.38
VIP - High Income Investor Class	73,104	437,587	5.36
VIP - Equity-Income	18,890	473,618	21.97
VIP - Equity-Income Investor Class	14,960	357,390	21.86
VIP - Growth	6,332	332,579	59.31
VIP - Growth Investor Class	3,619	205,607	59.08
VIP - Overseas	4,367	105,855	17.81
VIP - Overseas, Investor Class	9,940	214,482	17.75
VIP - Investment Grade Bond	16,142	217,182	12.64
VIP - Investment Grade Bond Investor Class	51,216	670,440	12.59
VIP - Asset Manager	13,978	235,608	15.28
VIP - Asset Manager Investor Class	10,599	173,701	15.20
VIP - Index 500	9,352	1,750,193	227.45
VIP - Asset Manager: Growth	3,606	60,916	18.81
VIP - Asset Manager: Growth Investor Class	4,882	91,219	18.71
VIP - Contrafund	25,918	778,325	33.18
VIP - Contrafund Investor Class	34,809	1,108,990	33.01
VIP - Balanced	8,901	145,669	16.77
VIP - Balanced Investor Class	130,737	2,086,715	16.65
VIP - Dynamic Capital Appreciation	1,814	23,727	12.53
VIP - Dynamic Capital Appreciation Investor Class	8,412	111,078	12.51
VIP - Growth & Income	6,130	106,693	20.15
VIP - Growth & Income Investor Class	9,372	181,343	20.07
VIP - Growth Opportunities	2,280	67,565	31.05
VIP - Growth Opportunities Investor Class	5,245	181,687	30.90
VIP - Mid Cap	9,487	317,365	33.98
VIP - Mid Cap Investor Class	14,643	508,818	33.80
VIP - Value Strategies	2,612	37,060	15.77
VIP - Value Strategies Investor Class	5,541	82,617	15.69
VIP - Utilities	1,657	25,586	14.49
VIP - Utilities Investor Class	6,220	94,866	14.41
VIP - Technology	4,998	61,620	12.76
VIP - Technology Investor Class	18,142	218,884	12.63

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Energy	2,801	$75,001	$20.72
VIP - Energy Investor Class	7,215	171,413	20.68
VIP - Health Care	5,554	144,594	21.28
VIP - Health Care Investor Class	23,044	600,102	21.11
VIP - Financial Services	3,332	41,309	11.50
VIP - Financial Services Investor Class	10,306	110,077	11.45
VIP - Industrials	1,846	38,056	20.88
VIP - Industrials Investor Class	6,509	136,132	20.75
VIP - Consumer Discretionary	1,181	21,950	18.33
VIP - Consumer Discretionary Investor Class	6,099	112,010	18.28
VIP - Real Estate	2,348	56,007	20.21
VIP - Real Estate Investor Class	10,392	214,010	20.11
VIP - Strategic Income	6,458	75,420	11.07
VIP - Strategic Income Investor Class	79,247	923,908	11.03
VIP - International Capital Appreciation	1,029	14,183	12.80
VIP - International Capital Appreciation, Investor Class	11,141	147,584	12.71
VIP - Value	1,486	23,266	14.74
VIP - Value Investor Class	9,212	140,945	14.71
VIP - Freedom Income	1,018	11,332	10.98
VIP - Freedom Income Investor Class	5,795	64,411	11.03
VIP - Freedom 2005	509	6,083	11.51
VIP - Freedom 2005 Investor Class	1,535	17,358	10.97
VIP - Freedom 2010	838	10,317	12.31
VIP - Freedom 2010 Investor Class	4,622	53,920	11.68
VIP - Freedom 2015	1,968	24,519	12.39
VIP - Freedom 2015 Investor Class	7,868	90,008	11.48
VIP - Freedom 2020	1,928	24,523	12.56
VIP - Freedom 2020 Investor Class	14,782	169,192	11.51
VIP - Freedom 2025	989	12,936	12.95
VIP - Freedom 2025 Investor Class	12,574	149,932	12.15
VIP - Freedom 2030	1,355	17,880	12.75
VIP - Freedom 2030 Investor Class	12,344	143,106	11.76
VIP - Freedom Lifetime Income I	1,149	12,569	10.76
VIP - Freedom Lifetime Income II	2,804	32,495	11.72
VIP - Freedom Lifetime Income III	2,192	25,720	11.79
VIP - Disciplined Small Cap	2,387	36,317	16.25
VIP - Disciplined Small Cap Investor Class	14,838	221,263	16.19
VIP - FundsManager 20%	61,502	688,683	11.03
VIP - FundsManager 50%	105,798	1,208,833	12.02
VIP - FundsManager 60%	150,511	1,580,741	11.03
VIP - FundsManager 70%	87,870	1,007,263	11.96
VIP - FundsManager 85%	31,500	370,102	11.81
VIP - Consumer Staples	2,006	36,578	17.48
VIP - Consumer Staples Investor Class	14,696	259,678	17.42
VIP - Materials	904	12,911	13.16
VIP - Materials Investor Class	3,628	51,800	13.15
VIP - Telecommunications	1,083	13,529	13.10
VIP - Telecommunications Investor Class	5,180	63,004	13.02
VIP - Emerging Markets	578	5,493	8.36
VIP - Emerging Markets Investor Class	3,701	36,032	8.32
VIP - Floating Rate High Income	645	6,443	9.86
VIP - Floating Rate High Income Investor Class	12,813	128,411	9.86
UIF - Emerging Markets Equity	4,469	98,256	13.16
UIF - Emerging Markets Debt	16,964	154,925	7.79
UIF - Global Strategist	2,843	39,168	9.87

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
Invesco - Van Kampen Global Core Equity	2,461	$21,042	$8.83
WFAF - Advantage VT Discovery	958	30,381	25.91
WFAF - Advantage VT Opportunity	754	20,831	24.67
Lazard - Retirement Emerging Markets	5,735	143,043	18.55
PVIT - Commodity Real Return	2,134	26,606	7.87
PVIT - Low Duration	44,077	469,017	10.24
PVIT - Real Return	16,179	234,291	12.27
PVIT - Total Return	52,416	601,258	10.64
Blackrock - Global Allocation V.I.	11,312	195,102	15.46
FTVIP - Templeton Global Bond	6,422	124,036	16.25
FTVIP - Franklin U.S. Gov't Securities	5,834	75,543	12.24

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2016 and 2015 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Government Money Market
Units Issued	8,040	7,478	274	334
Units Redeemed	(8,800)	(8,217)	(445)	(513)
Net Increase (Decrease)	(760)	(739)	(171)	(179)
VIP - High Income
Units Issued	184	105	51	34
Units Redeemed	(294)	(344)	(83)	(98)
Net Increase (Decrease)	(110)	(239)	(32)	(64)
VIP - Equity-Income
Units Issued	116	63	18	8
Units Redeemed	(406)	(502)	(76)	(97)
Net Increase (Decrease)	(290)	(439)	(58)	(89)
VIP - Growth
Units Issued	73	87	9	9
Units Redeemed	(383)	(448)	(54)	(58)
Net Increase (Decrease)	(310)	(361)	(45)	(49)
VIP - Overseas
Units Issued	69	837	2	138
Units Redeemed	(314)	(297)	(33)	(41)
Net Increase (Decrease)	(245)	540	(31)	97
VIP - Overseas, Class R (a)
Units Issued	0	117	0	49
Units Redeemed	0	(2,038)	0	(336)
Net Increase (Decrease)	0	(1,921)	0	(287)
VIP - Investment Grade Bond
Units Issued	689	407	63	55
Units Redeemed	(892)	(808)	(221)	(194)
Net Increase (Decrease)	(203)	(401)	(158)	(139)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Asset Manager
Units Issued	60	78	1	7
Units Redeemed	(348)	(447)	(88)	(108)
Net Increase (Decrease)	(288)	(369)	(87)	(101)
VIP - Index 500
Units Issued	867	565	87	40
Units Redeemed	(1,041)	(1,096)	(123)	(143)
Net Increase (Decrease)	(174)	(531)	(36)	(103)
VIP - Asset Manager: Growth
Units Issued	22	37	—	11
Units Redeemed	(163)	(283)	(53)	(64)
Net Increase (Decrease)	(141)	(246)	(53)	(53)
VIP - Contrafund
Units Issued	224	344	21	42
Units Redeemed	(1,329)	(1,359)	(179)	(174)
Net Increase (Decrease)	(1,105)	(1,015)	(158)	(132)
VIP - Balanced
Units Issued	514	760	31	72
Units Redeemed	(863)	(803)	(221)	(245)
Net Increase (Decrease)	(349)	(43)	(190)	(173)
VIP - Dynamic Capital Appreciation
Units Issued	41	287	6	32
Units Redeemed	(367)	(365)	(76)	(67)
Net Increase (Decrease)	(326)	(78)	(70)	(35)
VIP - Growth & Income
Units Issued	172	151	55	13
Units Redeemed	(405)	(521)	(122)	(178)
Net Increase (Decrease)	(233)	(370)	(67)	(165)
VIP - Growth Opportunities
Units Issued	142	1,043	21	188
Units Redeemed	(827)	(691)	(185)	(135)
Net Increase (Decrease)	(685)	352	(164)	53
VIP - Mid Cap
Units Issued	251	487	19	100
Units Redeemed	(1,037)	(1,184)	(221)	(241)
Net Increase (Decrease)	(786)	(697)	(202)	(141)
VIP - Value Strategies
Units Issued	170	210	37	45
Units Redeemed	(406)	(330)	(95)	(65)
Net Increase (Decrease)	(236)	(120)	(58)	(20)
VIP - Utilities
Units Issued	1,044	204	164	36
Units Redeemed	(1,035)	(609)	(127)	(104)
Net Increase (Decrease)	9	(405)	37	(68)
VIP - Technology
Units Issued	1,106	555	107	100
Units Redeemed	(1,307)	(623)	(125)	(104)
Net Increase (Decrease)	(201)	(68)	(18)	(4)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Energy
Units Issued	516	367	133	70
Units Redeemed	(481)	(732)	(98)	(142)
Net Increase (Decrease)	35	(365)	35	(72)
VIP - Health Care
Units Issued	559	1,583	32	157
Units Redeemed	(2,136)	(1,984)	(243)	(233)
Net Increase (Decrease)	(1,577)	(401)	(211)	(76)
VIP - Financial Services
Units Issued	1,568	560	80	71
Units Redeemed	(455)	(705)	(59)	(68)
Net Increase (Decrease)	1,113	(145)	21	3
VIP - Industrials
Units Issued	200	86	34	15
Units Redeemed	(180)	(298)	(31)	(52)
Net Increase (Decrease)	20	(212)	3	(37)
VIP - Consumer Discretionary
Units Issued	129	830	63	151
Units Redeemed	(734)	(248)	(119)	(43)
Net Increase (Decrease)	(605)	582	(56)	108
VIP - Real Estate
Units Issued	273	456	54	104
Units Redeemed	(425)	(626)	(84)	(123)
Net Increase (Decrease)	(152)	(170)	(30)	(19)
VIP - Strategic Income
Units Issued	401	231	18	30
Units Redeemed	(745)	(916)	(91)	(126)
Net Increase (Decrease)	(344)	(685)	(73)	(96)
VIP - Growth Strategies (a)
Units Issued	0	164	0	63
Units Redeemed	0	(508)	0	(134)
Net Increase (Decrease)	0	(344)	0	(71)
VIP - International Capital Appreciation
Units Issued	97	869	3	137
Units Redeemed	(218)	0	(31)	0
Net Increase (Decrease)	(121)	869	(28)	137
VIP - International Capital Appreciation, Class R (a)
Units Issued	0	0	0	0
Units Redeemed	0	(891)	0	(146)
Net Increase (Decrease)	0	(891)	0	(146)
VIP - Value Leaders (a)
Units Issued	0	20	0	15
Units Redeemed	0	(453)	0	(88)
Net Increase (Decrease)	0	(433)	0	(73)
VIP - Value
Units Issued	253	551	92	81
Units Redeemed	(381)	(496)	(111)	(104)
Net Increase (Decrease)	(128)	55	(19)	(23)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Growth Stock (a)
Units Issued	0	80	0	6
Units Redeemed	0	(861)	0	(155)
Net Increase (Decrease)	0	(781)	0	(149)
VIP - Freedom Income
Units Issued	129	122	0	0
Units Redeemed	(145)	(234)	0	0
Net Increase (Decrease)	(16)	(112)	0	0
VIP - Freedom 2005
Units Issued	17	47	0	0
Units Redeemed	(54)	(117)	0	0
Net Increase (Decrease)	(37)	(70)	0	0
VIP - Freedom 2010
Units Issued	60	88	0	0
Units Redeemed	(165)	(233)	0	0
Net Increase (Decrease)	(105)	(145)	0	0
VIP - Freedom 2015
Units Issued	75	122	0	0
Units Redeemed	(263)	(339)	0	0
Net Increase (Decrease)	(188)	(217)	0	0
VIP - Freedom 2020
Units Issued	157	163	0	0
Units Redeemed	(324)	(349)	0	0
Net Increase (Decrease)	(167)	(186)	0	0
VIP - Freedom 2025
Units Issued	88	110	0	0
Units Redeemed	(182)	(244)	0	0
Net Increase (Decrease)	(94)	(134)	0	0
VIP - Freedom 2030
Units Issued	54	189	0	0
Units Redeemed	(115)	(181)	0	0
Net Increase (Decrease)	(61)	8	0	0
VIP - Disciplined Small Cap
Units Issued	662	460	175	75
Units Redeemed	(512)	(614)	(86)	(98)
Net Increase (Decrease)	150	(154)	89	(23)
VIP - Funds Manager 20%
Units Issued	583	462	129	147
Units Redeemed	(690)	(720)	(211)	(132)
Net Increase (Decrease)	(107)	(258)	(82)	15
VIP - Funds Manager 50%
Units Issued	655	421	58	131
Units Redeemed	(877)	(1,096)	(456)	(523)
Net Increase (Decrease)	(222)	(675)	(398)	(392)
VIP - Funds Manager 60%
Units Issued	99	211	31	29
Units Redeemed	(539)	(573)	(169)	(217)
Net Increase (Decrease)	(440)	(362)	(138)	(188)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
VIP - Funds Manager 70%
Units Issued	216	339	63	71
Units Redeemed	(587)	(611)	(257)	(314)
Net Increase (Decrease)	(371)	(272)	(194)	(243)
VIP - Funds Manager 85%
Units Issued	51	117	90	26
Units Redeemed	(328)	(483)	(129)	(132)
Net Increase (Decrease)	(277)	(366)	(39)	(106)
VIP - Consumer Staples
Units Issued	1,170	381	214	71
Units Redeemed	(849)	(280)	(146)	(53)
Net Increase (Decrease)	321	101	68	18
VIP - Materials
Units Issued	172	97	25	21
Units Redeemed	(172)	(323)	(22)	(44)
Net Increase (Decrease)	—	(226)	3	(23)
VIP - Telecommunications
Units Issued	1,034	158	253	27
Units Redeemed	(605)	(87)	(95)	(24)
Net Increase (Decrease)	429	71	158	3
VIP - Emerging Markets
Units Issued	257	655	63	36
Units Redeemed	(326)	0	(50)	0
Net Increase (Decrease)	(69)	655	13	36
VIP - Emerging Markets, Class R (a)
Units Issued	0	0	0	0
Units Redeemed	0	(873)	0	(51)
Net Increase (Decrease)	0	(873)	0	(51)
VIP - Floating Rate High Income
Units Issued	305	406	19	36
Units Redeemed	(75)	(195)	(13)	(26)
Net Increase (Decrease)	230	211	6	10
UIF - Emerging Markets Equity
Units Issued	41	36	4	9
Units Redeemed	(204)	(260)	(32)	(32)
Net Increase (Decrease)	(163)	(224)	(28)	(23)
UIF - Emerging Markets Debt
Units Issued	64	19	6	1
Units Redeemed	(139)	(114)	(15)	(16)
Net Increase (Decrease)	(75)	(95)	(9)	(15)
UIF - Global Strategist
Units Issued	4	10	—	1
Units Redeemed	(83)	(107)	(25)	(26)
Net Increase (Decrease)	(79)	(97)	(25)	(25)
Invesco - Van Kampen Global Core Equity
Units Issued	9	46	—	4
Units Redeemed	(67)	(104)	(12)	(18)
Net Increase (Decrease)	(58)	(58)	(12)	(14)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2016	2015	2016	2015
WFAF - Advantage VT Discovery
Units Issued	1	1	—	0
Units Redeemed	(73)	(68)	(12)	(15)
Net Increase (Decrease)	(72)	(67)	(12)	(15)
WFAF - Advantage VT Opportunity
Units Issued	2	0	—	0
Units Redeemed	(47)	(35)	(8)	(9)
Net Increase (Decrease)	(45)	(35)	(8)	(9)
Lazard - Retirement Emerging Markets
Units Issued	289	73	42	4
Units Redeemed	(390)	(346)	(39)	(38)
Net Increase (Decrease)	(101)	(273)	3	(34)
PVIT - Commodity Real Return
Units Issued	—	0	8	2
Units Redeemed	(2)	(14)	(7)	(9)
Net Increase (Decrease)	(2)	(14)	1	(7)
PVIT - Low Duration
Units Issued	520	623	26	5
Units Redeemed	(683)	(949)	(24)	(29)
Net Increase (Decrease)	(163)	(326)	2	(24)
PVIT - Real Return
Units Issued	190	114	14	12
Units Redeemed	(383)	(296)	(58)	(25)
Net Increase (Decrease)	(193)	(182)	(44)	(13)
PVIT - Total Return
Units Issued	416	288	41	31
Units Redeemed	(621)	(528)	(42)	(26)
Net Increase (Decrease)	(205)	(240)	(1)	5
Blackrock - Global Allocation V.I.
Units Issued	63	119	1	4
Units Redeemed	(185)	(153)	(12)	(19)
Net Increase (Decrease)	(122)	(34)	(11)	(15)
FTVIP - Templeton Global Bond
Units Issued	64	205	2	6
Units Redeemed	(281)	(288)	(7)	(11)
Net Increase (Decrease)	(217)	(83)	(5)	(5)
FTVIP - Franklin U.S. Gov't Securities
Units Issued	785	303	81	36
Units Redeemed	(600)	(248)	(49)	(34)
Net Increase (Decrease)	185	55	32	2
VIP - Government Money Market Investor Class
Units Issued	176,981	206,638	6,601	8,223
Units Redeemed	(163,990)	(198,175)	(6,674)	(8,290)
Net Increase (Decrease)	12,991	8,463	(73)	(67)
VIP - High Income Investor Class
Units Issued	8,024	6,975	0	0
Units Redeemed	(7,209)	(8,982)	0	0
Net Increase (Decrease)	815	(2,007)	0	0
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Equity Income Investor Class
Units Issued	4,025	1,962	0	0
Units Redeemed	(2,749)	(3,377)	0	0
Net Increase (Decrease)	1,276	(1,415)	0	0
VIP - Growth Investor Class
Units Issued	1,951	2,948	0	0
Units Redeemed	(2,508)	(1,926)	0	0
Net Increase (Decrease)	(557)	1,022	0	0
VIP - Overseas, Investor Class
Units Issued	2,532	5,098	0	0
Units Redeemed	(3,231)	(2,932)	0	0
Net Increase (Decrease)	(699)	2,166	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	18,041	12,518	0	0
Units Redeemed	(12,071)	(9,834)	0	0
Net Increase (Decrease)	5,970	2,684	0	0
VIP - Asset Manager Investor Class
Units Issued	1,013	2,058	0	0
Units Redeemed	(1,728)	(1,425)	0	0
Net Increase (Decrease)	(715)	633	0	0
VIP - Index 500
Units Issued	24,835	21,801	0	0
Units Redeemed	(13,721)	(12,614)	0	0
Net Increase (Decrease)	11,114	9,187	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	453	1,819	0	0
Units Redeemed	(1,058)	(708)	0	0
Net Increase (Decrease)	(605)	1,111	0	0
VIP - Contrafund Investor Class
Units Issued	6,974	10,438	0	0
Units Redeemed	(8,600)	(7,547)	0	0
Net Increase (Decrease)	(1,626)	2,891	0	0
VIP - Balanced Investor Class
Units Issued	15,853	20,537	0	0
Units Redeemed	(10,144)	(8,210)	0	0
Net Increase (Decrease)	5,709	12,327	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	701	2,912	0	0
Units Redeemed	(2,787)	(2,026)	0	0
Net Increase (Decrease)	(2,086)	886	0	0
VIP - Growth & Income Investor Class
Units Issued	2,502	2,539	0	0
Units Redeemed	(1,822)	(3,293)	0	0
Net Increase (Decrease)	680	(754)	0	0
VIP - Growth Opportunities Investor Class
Units Issued	1,002	7,944	0	0
Units Redeemed	(4,766)	(2,910)	0	0
Net Increase (Decrease)	(3,764)	5,034	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Mid Cap Investor Class
Units Issued	3,222	6,030	0	0
Units Redeemed	(4,055)	(4,566)	0	0
Net Increase (Decrease)	(833)	1,464	0	0
VIP - Value Strategies Investor Class
Units Issued	1,235	2,070	0	0
Units Redeemed	(2,050)	(1,120)	0	0
Net Increase (Decrease)	(815)	950	0	0
VIP - Utilities Investor Class
Units Issued	4,256	1,170	0	0
Units Redeemed	(2,860)	(2,566)	0	0
Net Increase (Decrease)	1,396	(1,396)	0	0
VIP - Technology Investor Class
Units Issued	3,380	4,268	0	0
Units Redeemed	(4,089)	(2,174)	0	0
Net Increase (Decrease)	(709)	2,094	0	0
VIP - Energy Investor Class
Units Issued	4,895	4,498	0	0
Units Redeemed	(3,080)	(3,075)	0	0
Net Increase (Decrease)	1,815	1,423	0	0
VIP - Health Care Investor Class
Units Issued	3,112	9,747	0	0
Units Redeemed	(8,887)	(6,718)	0	0
Net Increase (Decrease)	(5,775)	3,029	0	0
VIP - Financial Services Investor Class
Units Issued	4,175	3,136	0	0
Units Redeemed	(2,664)	(2,527)	0	0
Net Increase (Decrease)	1,511	609	0	0
VIP - Industrials Investor Class
Units Issued	1,975	1,027	0	0
Units Redeemed	(1,033)	(1,468)	0	0
Net Increase (Decrease)	942	(441)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,358	4,067	0	0
Units Redeemed	(3,209)	(1,217)	0	0
Net Increase (Decrease)	(1,851)	2,850	0	0
VIP - Real Estate Investor Class
Units Issued	3,150	4,075	0	0
Units Redeemed	(3,331)	(4,198)	0	0
Net Increase (Decrease)	(181)	(123)	0	0
VIP - Strategic Income Investor Class
Units Issued	7,353	8,753	0	0
Units Redeemed	(9,253)	(11,961)	0	0
Net Increase (Decrease)	(1,900)	(3,208)	0	0
VIP - Growth Strategies Investor Class (a)
Units Issued	0	975	0	0
Units Redeemed	0	(2,363)	0	0
Net Increase (Decrease)	0	(1,388)	0	0

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - International Capital Appreciation, Investor Class
Units Issued	2,081	4,521	0	0
Units Redeemed	(2,337)	(1,752)	0	0
Net Increase (Decrease)	(256)	2,769	0	0
VIP - Value Leaders Investor Class (a)
Units Issued	0	178	0	0
Units Redeemed	0	(1,378)	0	0
Net Increase (Decrease)	0	(1,200)	0	0
VIP - Value Investor Class
Units Issued	2,570	3,082	0	0
Units Redeemed	(2,151)	(2,287)	0	0
Net Increase (Decrease)	419	795	0	0
VIP - Growth Stock Investor Class (a)
Units Issued	0	706	0	0
Units Redeemed	0	(5,336)	0	0
Net Increase (Decrease)	0	(4,630)	0	0
VIP - Freedom Income Investor Class
Units Issued	834	1,363	0	0
Units Redeemed	(792)	(1,461)	0	0
Net Increase (Decrease)	42	(98)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	247	245	0	0
Units Redeemed	(353)	(381)	0	0
Net Increase (Decrease)	(106)	(136)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	431	410	0	0
Units Redeemed	(575)	(515)	0	0
Net Increase (Decrease)	(144)	(105)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	641	778	0	0
Units Redeemed	(826)	(999)	0	0
Net Increase (Decrease)	(185)	(221)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,340	1,444	0	0
Units Redeemed	(1,760)	(1,618)	0	0
Net Increase (Decrease)	(420)	(174)	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,381	2,177	0	0
Units Redeemed	(1,484)	(1,184)	0	0
Net Increase (Decrease)	(103)	993	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,258	1,770	0	0
Units Redeemed	(1,133)	(963)	0	0
Net Increase (Decrease)	125	807	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	87	29
Units Redeemed	0	0	(74)	(75)
Net Increase (Decrease)	0	0	13	(46)

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Freedom Lifetime Income II
Units Issued	0	0	253	222
Units Redeemed	0	0	(155)	(152)
Net Increase (Decrease)	0	0	98	70
VIP - Freedom Lifetime Income III
Units Issued	0	0	390	296
Units Redeemed	0	0	(76)	(77)
Net Increase (Decrease)	0	0	314	219
VIP - Disciplined Small Cap Investor Class
Units Issued	3,493	3,711	0	0
Units Redeemed	(2,326)	(2,659)	0	0
Net Increase (Decrease)	1,167	1,052	0	0
VIP - FundsManager 20%
Units Issued	7,897	7,635	217	181
Units Redeemed	(8,159)	(9,139)	(102)	(58)
Net Increase (Decrease)	(262)	(1,504)	115	123
VIP - FundsManager 50%
Units Issued	9,243	10,886	1,924	2,108
Units Redeemed	(10,346)	(9,110)	(640)	(429)
Net Increase (Decrease)	(1,103)	1,776	1,284	1,679
VIP - FundsManager 60%
Units Issued	6,729	12,018	1,972	2,655
Units Redeemed	(7,029)	(7,038)	(615)	(367)
Net Increase (Decrease)	(300)	4,980	1,357	2,288
VIP - FundsManager 70%
Units Issued	7,608	11,673	440	779
Units Redeemed	(7,522)	(7,076)	(217)	(112)
Net Increase (Decrease)	86	4,597	223	667
VIP - FundsManager 85%
Units Issued	3,215	4,626	280	155
Units Redeemed	(3,709)	(2,923)	(146)	(60)
Net Increase (Decrease)	(494)	1,703	134	95
VIP - Consumer Staples Investor Class
Units Issued	6,910	3,766	0	0
Units Redeemed	(4,568)	(2,167)	0	0
Net Increase (Decrease)	2,342	1,599	0	0
VIP - Materials Investor Class
Units Issued	1,401	637	0	0
Units Redeemed	(892)	(1,143)	0	0
Net Increase (Decrease)	509	(506)	0	0
VIP - Telecommunications Investor Class
Units Issued	4,155	901	0	0
Units Redeemed	(1,928)	(539)	0	0
Net Increase (Decrease)	2,227	362	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
VIP - Emerging Markets Investor Class
Units Issued	1,570	1,065	0	0
Units Redeemed	(1,088)	(949)	0	0
Net Increase (Decrease)	482	116	0	0
VIP - Floating Rate High Income Investor Class
Units Issued	5,636	7,230	0	0
Units Redeemed	(3,371)	(4,749)	0	0
Net Increase (Decrease)	2,265	2,481	0	0
UIF - Emerging Markets Equity
Units Issued	910	547	0	0
Units Redeemed	(734)	(815)	0	0
Net Increase (Decrease)	176	(268)	0	0
UIF - Emerging Markets Debt
Units Issued	1,243	681	0	0
Units Redeemed	(1,854)	(2,330)	0	0
Net Increase (Decrease)	(611)	(1,649)	0	0
UIF - Global Strategist
Units Issued	111	227	0	0
Units Redeemed	(472)	(634)	0	0
Net Increase (Decrease)	(361)	(407)	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	230	424	0	0
Units Redeemed	(259)	(431)	0	0
Net Increase (Decrease)	(29)	(7)	0	0
Lazard - Retirement Emerging Markets
Units Issued	1,780	1,266	0	0
Units Redeemed	(1,838)	(2,187)	0	0
Net Increase (Decrease)	(58)	(921)	0	0
PVIT - Commodity Real Return
Units Issued	1,812	1,027	0	0
Units Redeemed	(1,235)	(791)	0	0
Net Increase (Decrease)	577	236	0	0
PVIT - Low Duration
Units Issued	10,121	8,611	0	0
Units Redeemed	(11,209)	(11,800)	0	0
Net Increase (Decrease)	(1,088)	(3,189)	0	0
PVIT - Real Return
Units Issued	2,525	1,597	0	0
Units Redeemed	(3,067)	(4,114)	0	0
Net Increase (Decrease)	(542)	(2,517)	0	0
PVIT - Total Return
Units Issued	8,374	7,606	0	0
Units Redeemed	(7,801)	(9,047)	0	0
Net Increase (Decrease)	573	(1,441)	0	0
Blackrock - Global Allocation V.I.
Units Issued	1,745	2,961	0	0
Units Redeemed	(3,790)	(2,868)	0	0
Net Increase (Decrease)	(2,045)	93	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2016	2015	2016	2015
FTVIP - Templeton Global Bond
Units Issued	1,052	2,115	0	0
Units Redeemed	(3,449)	(3,737)	0	0
Net Increase (Decrease)	(2,397)	(1,622)	0	0
FTVIP - Franklin U.S. Gov't Securities
Units Issued	6,686	3,510	0	0
Units Redeemed	(5,293)	(2,109)	0	0
Net Increase (Decrease)	1,393	1,401	0	0

	Fidelity Growth and Guaranteed Income
(in thousands)	2016	2015
VIP - Government Money Market Investor Class
Units Issued	2,383	1,744
Units Redeemed	(2,444)	(1,463)
Net Increase (Decrease)	(61)	281
VIP - Balanced Investor Class
Units Issued	248	493
Units Redeemed	(8,352)	(5,304)
Net Increase (Decrease)	(8,104)	(4,811)
VIP - Funds Manager 60%
Units Issued	50	77
Units Redeemed	(6,694)	(5,584)
Net Increase (Decrease)	(6,644)	(5,507)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
2015	12,155	$20.94	$20.25	$253,816	0.80%	1.00%	0.01%	(0.77%)	(0.97%)
2014	13,073	$21.11	$20.45	$275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
VIP - Government Money Market Investor Class
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
2015	87,463	$9.98	$9.17	$934,802	0.10%	1.40%	0.01%	(0.09%)	(1.24%)
2014	78,786	$9.99	$9.30	$847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%
2015	2,027	$45.42	$43.92	$91,337	0.80%	1.00%	6.25%	(4.40%)	(4.59%)
2014	2,330	$47.51	$46.04	$109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$148,951	0.80%	1.00%	5.97%	13.31%	13.08%
VIP - High Income Investor Class
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
2015	21,807	$12.86	$20.29	$331,218	0.10%	0.25%	5.84%	(3.77%)	(3.92%)
2014	23,814	$13.37	$21.12	$378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$365,487	0.10%	0.25%	6.62%	14.15%	13.98%
VIP - Equity-Income
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
2015	4,370	$88.60	$85.68	$385,365	0.80%	1.00%	3.03%	(4.73%)	(4.92%)
2014	4,898	$93.00	$90.11	$453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$410,401	0.80%	1.00%	3.06%	16.36%	16.13%
VIP - Equity-Income Investor Class
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
2015	14,516	$18.37	$27.20	$255,795	0.10%	0.25%	2.95%	(4.11%)	(4.26%)
2014	15,931	$19.16	$28.41	$293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$167,797	0.10%	0.25%	3.24%	16.97%	16.97%
VIP - Growth
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
2015	3,699	$112.69	$108.98	$415,521	0.80%	1.00%	0.19%	6.32%	6.10%
2014	4,109	$105.99	$102.71	$434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$348,382	0.80%	1.00%	0.58%	13.77%	13.54%
VIP - Growth Investor Class
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
2015	10,190	$22.65	$32.74	$225,542	0.10%	0.25%	0.11%	6.98%	6.82%
2014	9,168	$21.17	$30.65	$190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$100,821	0.10%	0.25%	0.54%	14.46%	14.29%
VIP - Overseas
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
2015	2,131	$44.68	$43.21	$94,915	0.80%	1.00%	1.04%	—	—
2014	1,494	$43.46	$42.12	$64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$70,288	0.80%	1.00%	1.90%	19.77%	19.53%
VIP - Overseas, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	2,208	$16.33	$15.98	$35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$37,773	0.80%	1.00%	1.88%	19.74%	19.50%
VIP - Overseas, Investor Class
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
2015	13,130	$14.59	$20.18	$197,176	0.10%	0.25%	1.15%	3.45%	3.29%
2014	10,964	$14.10	$19.54	$159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$109,745	0.10%	0.25%	1.86%	20.51%	20.33%

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
2015	5,271	$40.31	$38.99	$210,831	0.80%	1.00%	2.29%	(1.39%)	(1.59%)
2014	5,811	$40.88	$39.62	$235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$326,015	0.80%	1.00%	2.28%	5.05%	4.83%
VIP - Investment Grade Bond Investor Class
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%
2015	39,345	$11.63	$14.93	$534,974	0.10%	0.25%	2.03%	(0.81%)	(0.96%)
2014	36,661	$11.72	$15.07	$504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$537,782	0.10%	0.25%	2.46%	5.70%	5.54%
VIP - Asset Manager
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
2015	4,390	$52.32	$50.59	$228,446	0.80%	1.00%	1.57%	(0.66%)	(0.86%)
2014	4,860	$52.66	$51.03	$254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$259,473	0.80%	1.00%	1.50%	11.58%	11.35%
VIP - Asset Manager Investor Class
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
2015	10,077	$14.77	$20.86	$168,447	0.10%	0.25%	1.37%	(0.03%)	(0.18%)
2014	9,444	$14.78	$20.90	$158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$99,436	0.10%	0.25%	1.45%	12.33%	12.16%
VIP - Index 500
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
2015	67,188	$20.75	$59.75	$1,692,165	0.10%	1.00%	1.47%	1.23%	0.32%
2014	58,635	$20.50	$59.56	$1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$741,824	0.10%	1.00%	2.16%	15.80%	14.75%
VIP - Asset Manager: Growth
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
2015	2,127	$34.74	$33.59	$73,395	0.80%	1.00%	1.14%	(0.72%)	(0.92%)
2014	2,426	$34.99	$33.91	$84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$80,108	0.80%	1.00%	1.40%	14.52%	14.29%
VIP - Asset Manager: Growth Investor Class
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
2015	5,750	$16.02	$23.34	$99,671	0.10%	0.25%	0.89%	(0.09%)	(0.24%)
2014	4,639	$16.04	$23.40	$81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$33,901	0.10%	0.25%	1.30%	15.31%	15.13%
VIP - Contrafund
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
2015	12,097	$74.36	$71.91	$896,427	0.80%	1.00%	0.96%	(0.13%)	(0.34%)
2014	13,244	$74.46	$72.16	$982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$834,104	0.80%	1.00%	1.32%	15.48%	15.25%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund Investor Class
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
2015	52,662	$19.65	$29.97	$1,103,579	0.10%	0.25%	0.83%	0.49%	0.34%
2014	49,771	$19.55	$29.87	$1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$601,894	0.10%	0.25%	1.32%	16.22%	16.05%
VIP - Balanced
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
2015	5,610	$27.90	$26.98	$155,306	0.80%	1.00%	1.45%	(0.21%)	(0.42%)
2014	5,826	$27.96	$27.09	$161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$128,923	0.80%	1.00%	1.68%	14.14%	13.91%
VIP - Balanced Investor Class
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%
2015	119,867	$16.87	$24.82	$2,062,773	0.10%	1.40%	1.31%	0.42%	(0.74%)
2014	112,351	$16.80	$25.04	$1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
VIP - Dynamic Capital Appreciation
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
2015	1,242	$26.47	$25.82	$32,744	0.80%	1.00%	0.43%	0.49%	0.28%
2014	1,355	$26.34	$25.75	$35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$19,288	0.80%	1.00%	0.75%	21.74%	21.49%
VIP - Dynamic Capital Appreciation Investor Class
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
2015	6,605	$21.59	$34.29	$150,637	0.10%	0.25%	0.32%	1.12%	0.96%
2014	5,719	$21.36	$33.96	$129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$34,253	0.10%	0.25%	0.66%	22.39%	22.21%
VIP - Growth & Income
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
2015	3,886	$30.12	$29.13	$116,314	0.80%	1.00%	1.84%	(3.05%)	(3.25%)
2014	4,421	$31.07	$30.11	$136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$107,512	0.80%	1.00%	2.25%	17.61%	17.37%
VIP - Growth & Income Investor Class
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
2015	7,477	$20.40	$27.99	$149,283	0.10%	0.25%	1.67%	(2.42%)	(2.57%)
2014	8,231	$20.91	$28.72	$168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$49,888	0.10%	0.25%	2.51%	18.34%	18.16%
VIP - Growth Opportunities
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
2015	3,689	$25.18	$24.35	$92,342	0.80%	1.00%	0.19%	4.76%	4.55%
2014	3,284	$24.04	$23.29	$78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$68,001	0.80%	1.00%	0.39%	18.65%	18.41%
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Opportunities Investor Class
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
2015	10,801	$24.16	$40.06	$249,688	0.10%	0.25%	0.09%	5.44%	5.28%
2014	5,767	$22.92	$38.05	$127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$71,790	0.10%	0.25%	0.33%	19.42%	19.24%
VIP - Mid Cap
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
2015	8,838	$37.09	$35.93	$326,112	0.80%	1.00%	0.26%	(2.18%)	(2.38%)
2014	9,676	$37.91	$36.81	$365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$320,946	0.80%	1.00%	0.59%	13.91%	13.68%
VIP - Mid Cap Investor Class
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
2015	23,068	$16.87	$30.05	$460,856	0.10%	0.25%	0.17%	(1.57%)	(1.72%)
2014	21,604	$17.13	$30.58	$442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$274,541	0.10%	0.25%	0.53%	14.63%	14.45%
VIP - Value Strategies
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
2015	1,966	$22.78	$22.22	$44,549	0.80%	1.00%	1.07%	(3.76%)	(3.96%)
2014	2,106	$23.67	$23.14	$49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$53,219	0.80%	1.00%	0.63%	26.26%	26.00%
VIP - Value Strategies Investor Class
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
2015	4,941	$18.86	$39.02	$95,079	0.10%	0.25%	0.88%	(3.17%)	(3.31%)
2014	3,991	$19.47	$40.36	$79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$58,912	0.10%	0.25%	0.59%	27.08%	26.89%
VIP - Utilities
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
2015	1,036	$19.70	$19.13	$20,345	0.80%	1.00%	2.13%	(11.43%)	(11.61%)
2014	1,509	$22.24	$21.65	$33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$23,523	0.80%	1.00%	2.45%	6.54%	6.32%
VIP - Utilities Investor Class
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
2015	2,740	$16.63	$20.73	$52,489	0.10%	0.25%	2.08%	(10.89%)	(11.02%)
2014	4,136	$18.66	$23.30	$87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$38,809	0.10%	0.25%	2.63%	7.25%	7.09%
VIP - Technology
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
2015	2,727	$23.12	$22.46	$62,818	0.80%	1.00%	0.10%	5.42%	5.20%
2014	2,799	$21.94	$21.35	$61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$54,149	0.80%	1.00%	—	16.57%	16.34%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology Investor Class
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
2015	9,341	$19.85	$46.06	$220,710	0.10%	0.25%	0.04%	5.98%	5.82%
2014	7,247	$18.73	$43.53	$163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$84,371	0.10%	0.25%	—	17.40%	17.22%
VIP - Energy
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
2015	2,032	$20.87	$20.27	$42,287	0.80%	1.00%	1.27%	(21.18%)	(21.34%)
2014	2,469	$26.47	$25.77	$65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$88,786	0.80%	1.00%	0.95%	4.15%	3.94%
VIP - Energy Investor Class
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
2015	7,358	$11.23	$16.71	$89,810	0.10%	0.25%	0.86%	(20.66%)	(20.78%)
2014	5,935	$14.16	$21.09	$92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$82,204	0.10%	0.25%	0.88%	4.81%	4.65%
VIP - Health Care
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
2015	5,141	$39.82	$38.68	$203,956	0.80%	1.00%	—	5.52%	5.30%
2014	5,618	$37.74	$36.73	$211,292	0.80%	1.00%	—	31.77%	31.50%
2013	5,230	$28.64	$27.93	$149,383	0.80%	1.00%	—	54.88%	54.57%
2012	3,275	$18.49	$18.07	$60,385	0.80%	1.00%	0.43%	19.84%	19.59%
VIP - Health Care Investor Class
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)
2015	20,980	$34.23	$50.14	$752,405	0.10%	0.25%	—	6.18%	6.02%
2014	17,951	$32.24	$47.29	$610,573	0.10%	0.25%	—	32.59%	32.39%
2013	13,509	$24.31	$35.72	$348,400	0.10%	0.25%	—	55.85%	55.62%
2012	6,296	$15.60	$22.95	$105,308	0.10%	0.25%	0.39%	20.55%	20.37%
VIP - Financial Services
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
2015	1,548	$12.16	$11.81	$18,768	0.80%	1.00%	1.19%	(4.46%)	(4.66%)
2014	1,690	$12.73	$12.39	$21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$15,938	0.80%	1.00%	1.24%	27.51%	27.25%
VIP - Financial Services Investor Class
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
2015	6,101	$16.62	$26.06	$80,741	0.10%	0.25%	1.12%	(3.78%)	(3.92%)
2014	5,492	$17.27	$27.12	$75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$27,690	0.10%	0.25%	1.34%	28.23%	28.04%
VIP - Industrials
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
2015	927	$35.44	$34.42	$32,740	0.80%	1.00%	1.03%	(2.67%)	(2.87%)
2014	1,176	$36.41	$35.43	$42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$28,615	0.80%	1.00%	1.30%	18.86%	18.62%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials Investor Class
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
2015	4,062	$20.12	$35.40	$95,187	0.10%	0.25%	0.86%	(2.07%)	(2.21%)
2014	4,503	$20.55	$36.20	$109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$41,830	0.10%	0.25%	1.24%	19.53%	19.35%
VIP - Consumer Discretionary
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
2015	1,507	$24.70	$23.99	$37,055	0.80%	1.00%	0.39%	3.87%	3.66%
2014	817	$23.77	$23.14	$19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$11,006	0.80%	1.00%	0.38%	20.69%	20.44%
VIP - Consumer Discretionary Investor Class
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
2015	6,264	$23.24	$42.23	$150,613	0.10%	0.25%	0.31%	4.56%	4.40%
2014	3,414	$22.23	$40.45	$79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$24,949	0.10%	0.25%	0.34%	21.33%	21.14%
VIP - Real Estate
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
2015	1,557	$33.00	$32.19	$51,224	0.80%	1.00%	1.73%	2.88%	2.67%
2014	1,746	$32.07	$31.35	$55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$58,188	0.80%	1.00%	1.50%	17.62%	17.38%
VIP - Real Estate Investor Class
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
2015	9,497	$18.96	$46.09	$202,459	0.10%	0.25%	1.55%	3.54%	3.38%
2014	9,620	$18.31	$44.58	$199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$120,529	0.10%	0.25%	1.59%	18.31%	18.13%
VIP - Strategic Income
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%
2015	4,189	$17.71	$17.30	$73,928	0.80%	1.00%	3.26%	(2.41%)	(2.61%)
2014	4,970	$18.15	$17.76	$89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$140,715	0.80%	1.00%	3.56%	9.61%	9.39%
VIP - Strategic Income Investor Class
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
2015	56,923	$12.04	$17.48	$842,611	0.10%	0.25%	3.02%	(1.76%)	(1.90%)
2014	60,131	$12.25	$17.82	$912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
VIP - Growth Strategies (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	415	$18.28	$17.93	$7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$4,251	0.80%	1.00%	—	10.81%	10.58%

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Strategies Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,388	$19.11	$31.82	$26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$6,514	0.10%	0.25%	—	11.56%	11.39%
VIP - International Capital Appreciation
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
2015	1,006	$16.03	$15.70	$16,086	0.80%	1.00%	—	—	—
VIP - International Capital Appreciation, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,037	$15.66	$15.36	$16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$17,594	0.80%	1.00%	1.01%	24.89%	24.64%
VIP - International Capital Appreciation Investor Class
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
2015	9,051	$16.76	$32.00	$150,792	0.10%	0.25%	0.26%	3.05%	2.90%
2014	6,282	$16.26	$31.09	$102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$36,801	0.10%	0.25%	1.15%	25.68%	25.49%
VIP - Value Leaders (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	506	$15.16	$14.87	$7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$4,820	0.80%	1.00%	2.14%	13.08%	12.85%
VIP - Value Leaders Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	1,200	$18.15	$26.23	$19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$9,074	0.10%	0.25%	2.09%	13.81%	13.63%
VIP - Value
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
2015	1,253	$17.88	$17.50	$22,310	0.80%	1.00%	1.16%	(1.54%)	(1.74%)
2014	1,221	$18.16	$17.81	$22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$11,810	0.80%	1.00%	1.67%	19.93%	19.69%
VIP - Value Investor Class
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
2015	5,841	$19.99	$34.98	$113,286	0.10%	0.25%	1.03%	(0.86%)	(1.00%)
2014	5,046	$20.16	$35.33	$98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$31,410	0.10%	0.25%	1.66%	20.71%	20.53%
VIP - Growth Stock (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	930	$21.29	$20.88	$19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$11,043	0.80%	1.00%	0.85%	17.43%	17.20%

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth Stock Investor Class (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	4,630	$21.55	$35.00	$102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$43,267	0.10%	0.25%	0.93%	18.27%	18.09%
VIP - Freedom Income
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
2015	785	$14.02	$14.02	$11,005	0.80%	0.80%	1.58%	(1.14%)	(1.14%)
2014	897	$14.18	$14.18	$12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$11,668	0.80%	0.80%	1.57%	5.67%	5.67%
VIP - Freedom Income Investor Class
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
2015	4,343	$12.18	$14.98	$60,816	0.10%	0.25%	1.48%	(0.47%)	(0.62%)
2014	4,441	$12.24	$15.07	$62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$35,059	0.10%	0.25%	1.61%	6.44%	6.27%
VIP - Freedom 2005
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
2015	410	$15.06	$15.06	$6,179	0.80%	0.80%	1.64%	(1.05%)	(1.05%)
2014	480	$15.22	$15.22	$7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$5,723	0.80%	0.80%	1.70%	8.68%	8.68%
VIP - Freedom 2005 Investor Class
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%
2015	1,143	$13.42	$18.31	$17,584	0.10%	0.25%	1.69%	(0.41%)	(0.56%)
2014	1,279	$13.48	$18.42	$19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$12,341	0.10%	0.25%	1.86%	9.50%	9.33%
VIP - Freedom 2010
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
2015	719	$16.07	$16.07	$11,549	0.80%	0.80%	1.73%	(1.09%)	(1.09%)
2014	864	$16.25	$16.25	$14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$14,411	0.80%	0.80%	1.86%	10.88%	10.88%
VIP - Freedom 2010 Investor Class
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
2015	3,254	$14.30	$19.88	$53,848	0.10%	0.25%	1.62%	(0.44%)	(0.59%)
2014	3,359	$14.36	$20.00	$55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$49,023	0.10%	0.25%	1.87%	11.70%	11.54%
VIP - Freedom 2015
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
2015	1,599	$16.45	$16.45	$26,304	0.80%	0.80%	1.76%	(1.13%)	(1.13%)
2014	1,816	$16.64	$16.64	$30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$28,314	0.80%	0.80%	2.05%	11.33%	11.33%

(a)  Fund Closed. See Note 1.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015 Investor Class
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
2015	5,267	$14.51	$20.41	$88,610	0.10%	0.25%	1.65%	(0.44%)	(0.59%)
2014	5,488	$14.57	$20.54	$93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$71,657	0.10%	0.25%	2.01%	11.98%	11.82%
VIP - Freedom 2020
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
2015	1,557	$16.56	$16.56	$25,783	0.80%	0.80%	1.75%	(1.07%)	(1.07%)
2014	1,743	$16.74	$16.74	$29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$25,900	0.80%	0.80%	2.03%	12.47%	12.47%
VIP - Freedom 2020 Investor Class
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
2015	9,883	$15.03	$21.99	$167,386	0.10%	0.25%	1.61%	(0.45%)	(0.60%)
2014	10,057	$15.10	$22.12	$171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$111,109	0.10%	0.25%	2.11%	13.19%	13.01%
VIP - Freedom 2025
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
2015	793	$17.41	$17.41	$13,804	0.80%	0.80%	1.74%	(0.98%)	(0.98%)
2014	927	$17.58	$17.58	$16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$12,151	0.80%	0.80%	1.84%	14.18%	14.18%
VIP - Freedom 2025 Investor Class
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
2015	8,235	$15.88	$23.51	$146,171	0.10%	0.25%	1.43%	(0.42%)	(0.57%)
2014	7,242	$15.95	$23.65	$129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$67,147	0.10%	0.25%	2.30%	14.94%	14.77%
VIP - Freedom 2030
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%
2015	1,011	$17.20	$17.20	$17,385	0.80%	0.80%	1.55%	(1.03%)	(1.03%)
2014	1,003	$17.38	$17.38	$17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$14,829	0.80%	0.80%	2.12%	14.65%	14.65%
VIP - Freedom 2030 Investor Class
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
2015	7,618	$16.21	$24.43	$134,531	0.10%	0.25%	1.38%	(0.42%)	(0.57%)
2014	6,811	$16.28	$24.56	$121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$62,374	0.10%	0.25%	2.26%	15.38%	15.21%
VIP - Freedom Lifetime Income I
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
2015	755	$15.39	$15.39	$11,638	0.60%	0.60%	1.77%	(0.95%)	(0.95%)
2014	801	$15.54	$15.54	$12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$9,829	0.60%	0.60%	1.98%	9.76%	9.76%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Lifetime Income II
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
2015	1,845	$16.06	$16.06	$29,658	0.60%	0.60%	1.69%	(0.83%)	(0.83%)
2014	1,775	$16.20	$16.20	$28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$19,164	0.60%	0.60%	2.05%	10.93%	10.93%
VIP - Freedom Lifetime Income III
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
2015	1,111	$17.08	$17.08	$18,975	0.60%	0.60%	1.58%	(0.87%)	(0.87%)
2014	892	$17.23	$17.23	$15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$8,306	0.60%	0.60%	2.32%	14.50%	14.50%
VIP - Disciplined Small Cap
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
2015	1,804	$15.65	$15.34	$28,161	0.80%	1.00%	0.43%	(2.77%)	(2.97%)
2014	1,981	$16.09	$15.81	$31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$18,804	0.80%	1.00%	1.94%	18.05%	17.81%
VIP - Disciplined Small Cap Investor Class
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
2015	9,410	$20.59	$30.38	$174,353	0.10%	0.25%	0.31%	(2.10%)	(2.25%)
2014	8,358	$21.03	$31.08	$159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$59,020	0.10%	0.25%	1.91%	18.84%	18.66%
VIP - FundsManager 20%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
2015	49,271	$12.26	$13.01	$665,602	0.10%	1.00%	1.26%	(0.13%)	(1.03%)
2014	50,895	$12.27	$13.15	$689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$582,542	0.10%	1.00%	1.51%	5.48%	4.52%
VIP - FundsManager 50%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
2015	81,915	$14.38	$14.08	$1,234,901	0.10%	1.00%	1.10%	0.04%	(0.86%)
2014	79,527	$14.38	$14.21	$1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$792,965	0.10%	1.00%	1.31%	10.02%	9.03%
VIP - FundsManager 60%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
2015	115,523	$15.17	$19.15	$1,687,185	0.10%	1.40%	1.22%	0.31%	(0.84%)
2014	114,312	$15.12	$19.34	$1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
VIP - FundsManager 70%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
2015	63,849	$15.88	$14.31	$1,010,629	0.10%	1.00%	1.07%	0.39%	(0.52%)
2014	59,100	$15.82	$14.38	$936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$557,749	0.10%	1.00%	1.57%	13.11%	12.08%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 85%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
2015	22,948	$16.75	$14.23	$364,733	0.10%	1.00%	0.94%	0.29%	(0.61%)
2014	21,622	$16.70	$14.32	$345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$206,109	0.10%	1.00%	1.25%	14.00%	12.97%
VIP - Consumer Staples
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
2015	1,172	$21.90	$21.52	$25,623	0.80%	1.00%	1.26%	8.58%	8.36%
2014	1,053	$20.17	$19.86	$21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$21,939	0.80%	1.00%	1.73%	14.47%	14.24%
VIP - Consumer Staples Investor Class
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
2015	8,602	$21.37	$28.55	$194,325	0.10%	0.25%	1.10%	9.30%	9.13%
2014	7,003	$19.55	$26.16	$145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$81,526	0.10%	0.25%	1.93%	15.19%	15.01%
VIP - Materials
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
2015	669	$15.94	$15.67	$10,647	0.80%	1.00%	1.18%	(9.74%)	(9.92%)
2014	918	$17.66	$17.39	$16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$22,840	0.80%	1.00%	0.83%	19.18%	18.94%
VIP - Materials Investor Class
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
2015	2,038	$15.43	$33.67	$34,904	0.10%	0.25%	1.05%	(9.18%)	(9.32%)
2014	2,544	$16.99	$37.13	$48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$45,616	0.10%	0.25%	0.84%	19.95%	19.77%
VIP - Telecommunications
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
2015	323	$12.85	$12.63	$4,144	0.80%	1.00%	3.30%	1.62%	1.41%
2014	249	$12.65	$12.45	$3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$4,358	0.80%	1.00%	1.63%	19.27%	19.03%
VIP - Telecommunications Investor Class
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
2015	1,327	$17.18	$32.49	$20,431	0.10%	0.25%	2.88%	2.28%	2.13%
2014	965	$16.80	$31.82	$14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$10,711	0.10%	0.25%	1.80%	19.87%	19.69%
VIP - Emerging Markets
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%
2015	691	$7.43	$7.32	$5,130	0.80%	1.00%	—	(14.46%)	(14.57%)
VIP - Emerging Markets, Class R (a)
2016	—	$—	$—	$—	—	—	—	—	—
2015	—	$—	$—	$—	—	—	—	—	—
2014	924	$8.33	$8.22	$7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$10,208	0.80%	1.00%	0.89%	13.45%	13.22%

(a)  Fund Closed. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
2015	2,809	$9.87	$20.56	$25,612	0.10%	0.25%	0.29%	(10.17%)	(10.31%)
2014	2,693	$10.99	$22.92	$27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$27,371	0.10%	0.25%	1.06%	14.03%	13.83%
VIP - Floating Rate High Income
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
2015	362	$9.81	$9.78	$3,556	0.80%	1.00%	1.40%	(0.89%)	(1.09%)
2014	141	$9.90	$9.88	$1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
2015	9,434	$9.92	$9.90	$93,481	0.10%	0.25%	1.55%	(0.19%)	(0.34%)
2014	6,953	$9.94	$9.93	$69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
2015	3,888	$9.41	$22.30	$58,169	0.10%	1.00%	0.46%	(10.78%)	(11.59%)
2014	4,403	$10.54	$25.22	$75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$118,887	0.10%	1.00%	—	19.83%	18.75%
UIF - Emerging Markets Debt
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%
2015	8,765	$11.54	$28.91	$130,857	0.10%	1.00%	6.40%	(1.21%)	(2.10%)
2014	10,524	$11.68	$29.53	$159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$290,698	0.10%	1.00%	2.76%	17.84%	16.78%
UIF - Global Strategist
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
2015	2,446	$13.65	$14.85	$33,146	0.10%	1.00%	0.94%	(6.49%)	(7.33%)
2014	2,975	$14.60	$16.03	$43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$33,323	0.10%	1.00%	2.07%	13.73%	12.70%
Invesco - Van Kampen Global Core Equity
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
2015	1,583	$13.86	$16.60	$22,052	0.10%	1.00%	2.13%	(1.52%)	(2.41%)
2014	1,662	$14.08	$17.01	$23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$19,490	0.10%	1.00%	2.46%	13.63%	12.61%
WFAF - Advantage VT Discovery
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
2015	753	$34.90	$33.74	$26,163	0.80%	1.00%	—	(2.25%)	(2.45%)
2014	835	$35.70	$34.59	$29,659	0.80%	1.00%	—	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$26,490	0.80%	1.00%	—	16.79%	16.55%

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Opportunity
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
2015	529	$35.31	$34.15	$18,603	0.80%	1.00%	0.06%	(3.86%)	(4.05%)
2014	573	$36.73	$35.59	$20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$17,787	0.80%	1.00%	0.10%	14.59%	14.36%
Lazard - Retirement Emerging Markets
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
2015	8,405	$8.68	$11.01	$90,080	0.10%	1.00%	2.42%	(19.98%)	(20.70%)
2014	9,633	$10.85	$13.89	$130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$171,550	0.10%	1.00%	1.81%	22.22%	21.11%
PVIT - Commodity Real Return
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
2015	2,206	$5.27	$5.09	$11,583	0.10%	1.00%	0.52%	(25.78%)	(26.45%)
2014	1,991	$7.09	$6.92	$14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$17,177	0.10%	1.00%	2.29%	2.06%	1.37	% (d)
PVIT - Low Duration
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
2015	41,303	$10.85	$10.86	$460,077	0.10%	1.00%	1.23%	0.21%	(0.69%)
2014	44,842	$10.82	$10.94	$499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$574,142	0.10%	1.00%	1.90%	5.75%	4.79%
PVIT - Real Return
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
2015	17,049	$11.01	$11.56	$198,549	0.10%	1.00%	1.69%	(2.80%)	(3.68%)
2014	19,761	$11.33	$12.00	$237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$569,998	0.10%	1.00%	1.04%	8.65%	7.66%
PVIT - Total Return
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%
2015	44,190	$11.59	$12.00	$540,425	0.10%	1.00%	2.41%	0.35%	(0.56%)
2014	45,866	$11.55	$12.07	$560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$877,470	0.10%	1.00%	2.56%	9.48%	8.49%
Blackrock - Global Allocation V.I.
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
2015	16,585	$11.76	$11.36	$194,056	0.10%	1.00%	2.03%	(0.97%)	(1.86%)
2014	16,541	$11.87	$11.58	$195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$45,762	0.10%	1.00%	2.55%	2.86%	2.26	% (d)
FTVIP - Templeton Global Bond
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
2015	12,193	$10.66	$10.30	$129,380	0.10%	1.00%	4.77%	(4.40%)	(5.26%)
2014	13,903	$11.15	$10.88	$154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$57,214	0.10%	1.00%	2.54%	7.96%	7.22	% (d)

(d)  These portfolios commenced operations on April 30, 2012.
Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Franklin U.S. Gov't Securities
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)
2015	5,342	$10.28	$9.94	$54,663	0.10%	1.00%	1.73%	0.37%	(0.53%)
2014	3,884	$10.25	$9.99	$39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$47,837	0.10%	1.00%	1.61%	1.08%	0.49	% (d)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(d)  These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

Effective March 2017, Fidelity Freedom Lifetime Income, a variable immediate income annuity, was closed to new business.

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying Statements of Assets and Liabilities, Statements of Operations, and Statements of Changes in Net Assets present fairly, in all material respects, the financial position of Fidelity VIP Asset Manager – Initial Class, Fidelity VIP Asset Manager – Investor Class, Fidelity VIP Asset Manager: Growth – Initial Class, Fidelity VIP Asset Manager: Growth – Investor Class, Fidelity VIP Balanced – Initial Class, Fidelity VIP Balanced – Investor Class, Fidelity VIP Consumer Discretionary – Initial Class, Fidelity VIP Consumer Discretionary – Investor Class, Fidelity VIP Consumer Staples – Initial Class, Fidelity VIP Consumer Staples – Investor Class, Fidelity VIP Contrafund – Initial Class, Fidelity VIP Contrafund – Investor Class, Fidelity VIP Disciplined Small Cap – Initial Class, Fidelity VIP Disciplined Small Cap – Investor Class, Fidelity VIP Dynamic Capital Appreciation – Initial Class, Fidelity VIP Dynamic Capital Appreciation – Investor Class, Fidelity VIP Emerging Markets – Initial Class, Fidelity VIP Emerging Markets – Investor Class, Fidelity VIP Energy – Initial Class, Fidelity VIP Energy – Investor Class, Fidelity VIP Equity Income – Initial Class, Fidelity VIP Equity Income – Investor Class, Fidelity VIP Financial Services – Initial Class, Fidelity VIP Financial Services – Investor Class, Fidelity VIP Floating Rate High Income – Initial Class, Fidelity VIP Floating Rate High Income – Investor Class, Fidelity VIP Freedom 2005 – Initial Class, Fidelity VIP Freedom 2010 – Initial Class, Fidelity VIP Freedom 2015 – Initial Class, Fidelity VIP Freedom 2020 – Initial Class, Fidelity VIP Freedom 2025 – Initial Class, Fidelity VIP Freedom 2030 – Initial Class, Fidelity VIP Freedom Income – Initial Class, Fidelity VIP Freedom Income – Investor Class, Fidelity VIP Freedom Lifetime Inc I – Investor Class, Fidelity VIP Freedom Lifetime Inc II – Investor Class, Fidelity VIP Freedom Lifetime Inc III – Investor Class, Fidelity VIP FundsManager 20% – Investor Class, Fidelity VIP FundsManager 50% – Investor Class, Fidelity VIP FundsManager 60% – Investor Class, Fidelity VIP FundsManager 70% – Investor Class, Fidelity VIP FundsManager 85% – Investor Class, Fidelity VIP Government Money Market – Initial Class, Fidelity VIP Government Money Market – Investor Class, Fidelity VIP Growth – Initial Class, Fidelity VIP Growth – Investor Class, Fidelity VIP Growth & Income – Initial Class, Fidelity VIP Growth & Income – Investor Class, Fidelity VIP Growth Opportunities – Initial Class, Fidelity VIP Growth Opportunities – Investor Class, Fidelity VIP Health Care – Initial Class, Fidelity VIP Health Care – Investor Class, Fidelity VIP High Income – Initial Class, Fidelity VIP High Income – Investor Class, Fidelity VIP Index 500 – Initial Class, Fidelity VIP Industrials – Initial Class, Fidelity VIP Industrials – Investor Class, Fidelity VIP International Capital Appreciation – Initial Class, Fidelity VIP International Capital Appreciation – Investor Class, Fidelity VIP Investment Grade Bond – Initial Class, Fidelity VIP Investment Grade Bond – Investor Class, Fidelity VIP Investor Freedom 2005 , Fidelity VIP Investor Freedom 2010, Fidelity VIP Investor Freedom 2015, Fidelity VIP Investor Freedom 2020, Fidelity VIP Investor Freedom 2025, Fidelity VIP Investor Freedom 2030, Fidelity VIP Materials – Initial Class, Fidelity VIP Materials – Investor Class, Fidelity VIP Mid Cap – Initial Class, Fidelity VIP Mid Cap – Investor Class, Fidelity VIP Overseas – Initial Class, Fidelity VIP Overseas – Investor Class, Fidelity VIP Real Estate – Initial Class, Fidelity VIP Real Estate – Investor Class, Fidelity VIP Strategic Income – Initial Class, Fidelity VIP Strategic Income – Investor Class, Fidelity VIP Technology – Initial Class, Fidelity VIP Technology – Investor Class, Fidelity VIP Telecommunications – Initial Class, Fidelity VIP Telecommunications – Investor Class, Fidelity VIP Utilities – Initial Class, Fidelity VIP Utilities – Investor Class, Fidelity VIP Value – Initial Class, Fidelity VIP Value – Investor Class, Fidelity VIP Value Strategies – Initial Class, Fidelity VIP Value Strategies – Investor Class, Blackrock Global Allocation V.I. Fund – Class I, Franklin U.S. Government Securities VIP Fund – Class 2, Invesco V.I. Global Core Equity Fund – Series I, Lazard Retirement Emerging Markets Equity Portfolio – Investor, Universal Institutional Funds Emerging Markets Debt Portfolio – Class I, Universal Institutional Funds Emerging Markets Equity Portfolio – Class I, Universal Institutional Funds Global Strategist Portfolio – Class II, PIMCO CommodityRealReturn Strategy Portfolio – Administrative, PIMCO Low Duration Portfolio – Administrative, PIMCO Real Return Portfolio – Administrative, PIMCO Total Return Portfolio – Administrative, Templeton Global Bond VIP Fund – Class 2, Wells Fargo VT Discovery Fund – Class 2, and Wells Fargo VT Opportunity Fund – Class 2 (constituting the Fidelity Investment Variable Annuity Account I sub-accounts, hereafter referred to as the "sub-accounts") as of December 31, 2016, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the Transfer Agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 25, 2017

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0217

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2016, 2015 and 2014

TABLE OF CONTENTS	PAGE(S)
Independent Auditor’s Report	1-2
Consolidated Balance Sheets	3
Consolidated Statements of Comprehensive Income	4
Consolidated Statements of Stockholder’s Equity	5
Consolidated Statements of Cash Flows	6
Notes to Consolidated Financial Statements	7 - 29

Report of Independent Auditors

To the Board of Directors of

Fidelity Investments Life Insurance Company:

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2016 and December 31, 2015, the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2016.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits.  We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error.  In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control.  Accordingly, we express no such opinion.  An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2016 and December 31, 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 25, 2017

2

FIDELITY INVESTMENTS LIFE INSURANCE  COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS

(in thousands, except share data)

	December 31,
	2016	2015
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $998,450 in 2016 and $880,179 in 2015)	$996,025	$873,312
Other investment	1,226	1,665
Policy loans	1,489	1,632

Total investments	998,740	876,609

Cash and cash equivalents	126,281	106,905
Restricted cash and cash equivalents	6,151	2,263
Accrued investment income	8,113	6,816
Deferred policy acquisition costs	70,089	69,665
Reinsurance deposit and receivables	1,095,700	1,207,525
Other assets	15,955	15,857
Net deferred tax asset	77,809	81,165
Income taxes receivable	7,304	—
Separate account assets	27,186,998	26,175,983

Total assets	29,593,140	28,542,788

LIABILITIES
Future contract and policy benefits	748,077	772,375
Contract holder deposit funds	687,838	708,370
Other liabilities and accrued expenses	41,402	32,778
Income taxes payable	—	5,715
Payable to parent and affiliates, net	10,379	11,096
Separate account liabilities	27,186,998	26,175,983

Total liabilities	28,674,694	27,706,317

Commitments and contingencies (Note 12)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	(1,566)	(4,683)
Retained earnings	845,517	766,616
Total Fidelity Investments Life Insurance Company Stockholder’s Equity	918,329	836,311
Noncontrolling interest	117	160

Total stockholder’s equity	918,446	836,471

Total liabilities and stockholder’s equity	$29,593,140	$28,542,788

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2016	2015	2014

Revenues:
Fees charged to contract holders	$110,644	$116,704	$116,191
Net investment income	23,834	20,620	18,561
Interest on reinsurance deposit	27,869	30,458	32,394
Fund administration fees (1)	54,415	58,116	52,828
Premiums, net	6,734	10,104	9,394
Gain from reinsurance recapture	9,672	—	—
Net realized investment gains (losses):
Other than temporary losses on debt securities	—	(223)	—
Net realized investment gains on sales	1,991	899	5,406
Total net realized investment gains	1,991	676	5,406

Total revenues	235,159	236,678	234,774

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	73,456	71,270	69,383
Contract and policy benefits and expenses	60,540	52,370	53,524
Other expenses	8,151	24,067	20,502

Total benefits and expenses	142,147	147,707	143,409

Income before income taxes	93,012	88,971	91,365

Income tax expense	14,927	20,641	22,534

Net income	78,085	68,330	68,831
Less: Net loss attributable to noncontrolling interest	(816)	(491)	(333)
Net income attributable to Fidelity Investments Life Insurance Company	$78,901	$68,821	$69,164

Net income	$78,085	$68,330	$68,831
Other comprehensive income (loss), before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	6,816	(12,636)	6,675
Reclassification adjustment for net realized gains included in net income	(1,991)	(676)	(5,406)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,708)	4,681	(450)

Other comprehensive income (loss), net of tax	3,117	(8,631)	819
Comprehensive income	81,202	59,699	69,650
Less: Comprehensive loss attributable to noncontrolling interest	(816)	(491)	(333)
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$82,018	$60,190	$69,983

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2016, 2015 and 2014

			Accumulated
		Additional	Other			Total
	Common	Paid-In	Comprehensive	Retained	Noncontrolling	Stockholder’s
	Stock	Capital	Income	Earnings	Interest	Equity

Balance at December 31, 2013	$3,000	$69,582	$3,129	$628,631	$—	$704,342

Comprehensive income:
Capital contribution	—	1,796	—	—	197	1,993
Other contributions	—	—	—	—	317	317
Net Income (loss)	—	—	—	69,164	(333)	68,831
Other comprehensive income	—	—	819	—	—	819

Balance at December 31, 2014	$3,000	$71,378	$3,948	$697,795	$181	$776,302

Comprehensive income:
Other contributions	—	—	—	—	470	470
Net Income (loss)	—	—	—	68,821	(491)	68,330
Other comprehensive income	—	—	(8,631)	—	—	(8,631)

Balance at December 31, 2015	$3,000	$71,378	$(4,683)	$766,616	$160	$836,471

Comprehensive income:
Other contributions	—	—	—	—	773	773
Net Income (loss)	—	—	—	78,901	(816)	78,085
Other comprehensive income	—	—	3,117	—	—	3,117

Balance at December 31, 2016	$3,000	$71,378	$(1,566)	$845,517	$117	$918,446

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2016	2015	2014
Cash flows provided by (used for) operating activities:
Net income	$78,085	$68,330	$68,831
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from reinsurance recapture	55,397	—	—
Gain from reinsurance recapture	(9,672)	—	—
Amortization and depreciation	2,476	2,364	1,998
Net realized investment gains	(1,991)	(676)	(5,406)
Provision (benefit) for deferred taxes	1,648	(3,827)	(2,979)
Equity loss from investee company	8,151	4,903	3,308
Changes in assets and liabilities:
Accrued investment income	(1,297)	(1,920)	411
Deferred policy acquisition costs, net of amortization	(580)	(1,074)	(1,774)
Future contract and policy benefits, net	91,414	84,207	82,489
Reinsurance deposit and receivables	66,100	70,413	77,104
Payable to parent and affiliates, net	(717)	802	1,560
Restricted cash and cash equivalents	(3,888)	(2,263)	—
Income taxes	(13,019)	13,019	1,713
Other assets and other liabilities, net	8,535	3,385	(8,232)

Net cash provided by operating activities	280,642	237,663	219,023

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(755,731)	(517,643)	(625,686)
Proceeds from sale of equity securities	—	—	55
Proceeds from sales of debt securities	622,471	429,360	535,569
Proceeds from maturities and calls of debt securities	15,052	12,077	17,495
Investment in investee company	(6,078)	(4,117)	(2,851)
Accrued contributions in investee company	(872)	(114)	—
Investment trades payable (receivable)	(5)	(2,947)	115
Purchase of fixed assets	(2)	(26)	—
Change in policy loans	143	(389)	(119)

Net cash (used for) provided by investing activities	(125,022)	(83,799)	(75,422)

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,395,208	2,007,444	2,049,348
Net transfers from/ (to) separate accounts	439,317	(385,113)	(528,858)
Withdrawals from variable annuity contracts	(1,889,399)	(1,678,377)	(1,561,544)
Withdrawals from fixed annuity contracts	(81,370)	(86,737)	(92,629)

Net cash used for financing activities	(136,244)	(142,783)	(133,683)

Net increase in cash and cash equivalents	19,376	11,081	9,918

Cash and cash equivalents:
Beginning of year	106,905	95,824	85,906
End of year	$126,281	$106,905	$95,824

Supplemental disclosure of cash flow information for non-cash transactions
Charitable donation of debt securities	—	(19,164)	(17,195)
Capital contribution from parent	$—	$—	$1,796

The accompanying notes are an integral part of the consolidated financial statements

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1.    ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the “Company”).  In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”).  FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia.  Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company.  Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company.  Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company.  The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds.  The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements.  Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value.  Fair values for debt and equity securities are obtained from independent pricing sources.  For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis.  The amount of other than temporary impairments (“OTTI”) related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.  Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes.  The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method.  Such amortization is included in investment income.  Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values.  Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security.  When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis.  Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received.  Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents.  Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $120,630 and $103,134 at December 31, 2016, and 2015, respectively. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $14,789 and $10,847 at December 31, 2016, and 2015, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting.  In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of such underlying mutual fund portfolios.  Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which comprise mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders.  Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product.  Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets.  Premiums for term life insurance products are recognized as revenues over the

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Revenue Recognition (continued)

premium-paying period.  Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 — Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products.  Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.  Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded to DAC amortization and, if necessary, a premium deficiency reserve is established.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits.  Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies.  As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded.  The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations.  The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred.  The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 — Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting.  These deferred policy acquisition costs (“DAC”) are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

The amortization process requires the use of various assumptions, estimates and judgments about the future.  The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders).  These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future.  Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances.  See Note 10 — Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances.  The Company assumes a long-term return of 7.5% before fund expenses and other charges.  The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years.  The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond.  The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts.  An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract.  Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract.  Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off.  Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract.  Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off.  There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2016, 2015, or 2014.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization.  Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI.  Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis.  Tax benefits are credited with

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

respect to taxable losses to the extent such losses are utilized by the consolidated group.  Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes.  Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2014, the FASB issued new guidance that clarified the scope of what should be reported as discontinued operations and provided for new disclosure requirements.   The Company adopted this guidance effective January 1, 2015.  The adoption of this guidance did not have an impact on the consolidated financial statements.

Future Adoption of Accounting Pronouncements

In January 2017, the FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 from the goodwill impairment test. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the impairment charge should not exceed the goodwill allocated to that reporting unit. This guidance will be effective for the Company beginning January 1, 2020, with early adoption permitted.

In August 2016, the FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. This guidance will be effective for the Company beginning January 1, 2018.  Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows.  This guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact these amendments will have on the consolidated financial statements.

In June 2016, the FASB issued new guidance that replaces the current incurred loss impairment model for financial instruments with a methodology that reflects expected credit losses.  The new guidance requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. Additionally, the new guidance creates a new model for determining credit losses on available-for-sale debt securities that does not include the concept of other-than-temporary impairments. Under the new guidance, credit losses will be recorded as an allowance as opposed to a direct write-off of the value of the security. This guidance will be effective for the Company beginning January 1, 2020. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In February 2016, the FASB issued new guidance on accounting for leases.  This guidance requires a lessee to account for leases as finance or operating leases.  Both types of leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition.  The new guidance will be effective for the Company beginning January 1, 2019, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements (continued)

In January 2016, the FASB issued new guidance on the recognition and measurement of financial assets and financial liabilities. The guidance amends existing GAAP related to the classification and measurement of equity investments and improves the presentation of changes in fair value for financial liabilities accounted for pursuant to the fair value option. The guidance also improves existing disclosure requirements associated with the fair value of financial instruments. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The guidance will be effective for the Company beginning January 1, 2018.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees.  Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature.  The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount.  Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals.  For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals.  The optional rider is no longer offered to new customers, effective January 1, 2003.  If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.  The Company’s current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2016	2015

Beginning Balance	$6,247	$6,657
Unlocking of benefit ratio	(1,225)	(1,022)
Interest on reserve	339	401
Claims paid	(1,512)	(1,814)
Accrual of benefit ratio	1,807	2,025
Ending Balance	$5,656	$6,247

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $5,640 and $6,208 at December 31, 2016 and 2015, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

•                  The base lapse rate assumption varies from 5.0% to 7.5%, depending on policy duration. The partial withdrawal assumption is 2% for all policy durations.

•                  The annual lapse rate for anticipated internal replacements is 2.5%.

•                  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2016, and 2015.  The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2016	2015

Net deposits paid
Account value	$4,395,822	$4,549,493
Net amount at risk	$121,989	$135,276
Average attained age of contract holders	67	66
Ratchet (highest historical account value at specified anniversary dates)
Account value	$237,234	$245,063
Net amount at risk	$21,009	$28,375
Average attained age of contract holders	71	70

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature.  The GMWB feature provides annuity contract holders with income payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary.  If the contract value is below the withdrawal value, the withdrawal value will not change.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (continued)

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2016	2015

Beginning Balance	$2,794	$2,869
Unlocking of benefit ratio	(659)	(510)
Interest on reserve	111	119
Accrual of benefit ratio	218	316
Ending Balance	$2,464	$2,794

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions.  Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009.  Effective March 31, 2009, the GMWB product is closed to new business.  Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $2,381 and $2,702 at December 31, 2016, and 2015, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•                  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•                  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

•                  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•                  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•                  Separate benefit ratios were calculated for single life and joint life policies.

•                  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 10 ½ years from issue and age 59 ½.

•                  The mortality assumption is the Annuity 2000 Mortality Table.

•                  The lapse rate assumption is 5%, with dynamic lapse reduction for contracts in the money.

•                  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2016 and 2015:

	Years Ended December 31,
	2016	2015

Account value	$1,841,631	$1,992,988
GMWB value	$1,979,642	$2,136,733
Average attained age of contract holders	74	73

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS:

The sources of net investment income were as follows:

	Years Ended December 31,
	2016	2015	2014

Debt securities	$26,167	$22,961	$21,003
Cash and cash equivalents	170	23	15
Other income	95	79	69
Total investment income	26,432	23,063	21,087
Less: investment expenses	2,598	2,443	2,526
Net investment income	$23,834	$20,620	$18,561

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2016	2015	2014

Debt securities:
Gross realized gains	$6,109	$3,944	$7,090
Gross realized losses	(4,118)	(3,045)	(1,689)
Equity securities:
Gross realized gains	—	—	5
Total realized investment gains	$1,991	$899	$5,406

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0, $223, and $0 in 2016, 2015, and 2014, respectively.  The Company had no debt securities that were non-income producing for 2016 and 2015, respectively.  There was no interest foregone by non-income producing securities for 2016, 2015 and 2014, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	Years Ended December 31,
	2016	2015

Debt securities	$(2,425)	$(7,407)
DAC	13	169
Deferred income tax expense (benefit)	846	2,555
	$(1,566)	$(4,683)

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2016, were as follows:

	2016
	Less than twelve months			Twelve months or more			Total
		Gross			Gross			Gross
	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of
	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities
	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$207,684	$(5,393)	7	$—	$—	0	$207,684	$(5,393)	7
Corporate debt securities	248,581	(3,541)	225	7,058	(55)	11	255,639	(3,596)	236
Mortgage and asset backed securities	8,804	(86)	7	5,208	(197)	13	14,012	(283)	20
Total	$465,069	$(9,020)	239	$12,266	$(252)	24	$477,335	$(9,272)	263

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	0	$—	$—	0	$—	$—	0
Corporate debt securities	22,806	(316)	55	8,258	(236)	29	31,064	(552)	84
Mortgage and asset backed securities	—	—	0	—	—	0	—	—	0
Total	$22,806	$(316)	55	$8,258	$(236)	29	$31,064	$(552)	84

Debt securities that have been in a continuous unrealized loss position as of December 31, 2015, were as follows:

	2015
	Less than twelve months			Twelve months or more			Total
		Gross			Gross			Gross
	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated Fair	Unrealized	Number of
	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Value	Losses	Securities
	(in thousands)
Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$125,535	$(782)	9	$—	$—	0	$125,535	$(782)	9
Corporate debt securities	286,108	(4,727)	253	34,807	(2,001)	40	320,915	(6,727)	293
Mortgage and asset backed securities	19,609	(212)	22	9,286	(709)	25	28,895	(922)	47
Total	$431,252	$(5,720)	284	$44,094	$(2,710)	65	$475,345	$(8,430)	349

Below Investment grade debt securities:

U.S. Treasury and U.S. Government agency securities	$—	$—	0	$—	$—	0	$—	$—	0
Corporate debt securities	42,614	(2,493)	141	12,985	(1,330)	36	55,599	(3,823)	177
Mortgage and asset backed securities	—	—	0	—	—	0	—	—	0
Total	$42,614	$(2,493)	141	$12,985	$(1,330)	36	$55,599	$(3,823)	177

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

The Company evaluates declines in fair values below cost for its investments.  Based on the Company’s review of the issuers’ continued compliance with the securities’ obligations in accordance with their contractual terms, management’s intent  was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2016, and 2015.  The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2016.  The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.  Investments in below investment grade securities comprised approximately 6% of the total portfolio as of December 31, 2016.  Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2016, were as follows:

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury and U.S. Government agency securities	$254,112	$209	$(5,596)	$—	$248,725
Corporate and other debt securities	723,859	7,165	(3,964)	—	$727,060
Mortgage and asset backed securities	20,479	25	(264)	—	20,240

Total debt securities	$998,450	$7,399	$(9,824)	$—	$996,025

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2015, were as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$129,201	$27	$(782)	$—	$128,446
Corporate and other debt securities	717,049	4,816	(10,550)	—	711,315
Mortgage and asset backed securities	34,469	3	(921)	—	33,551

Total debt securities	$880,719	$4,846	$(12,253)	$—	$873,312

During 2016 and 2015, the Company recorded no OTTI for the portion of noncredit related losses in other comprehensive income.

The amortized cost and fair value of debt securities at December 31, 2016, by contractual maturity are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4.  INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$34,831	$34,867
Due after 1 year through 5 years	563,798	564,453
Due after 5 years through 10 years	348,256	345,739
Due after 10 years	31,086	30,725
Mortgage and asset backed securities	20,479	20,241

	$998,450	$996,025

At December 31, 2016, and 2015, there were no contractual investment commitments.  There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2016, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,658 and $2,683 respectively.  At December 31, 2015, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,643 and $2,666 respectively.

In 2015 and 2014, the Company donated certain appreciated debt securities to an affiliated, qualified charitable organization which was recorded as an aggregate write-in for deductions in the amount of $19,164 and $17,195 respectively. The Company did not make any such donations in 2016.

5.  VARIABLE INTEREST ENTITIES:

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796.   Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code.  IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021.  Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement.  LRCH ultimately funds the qualified facility through a 60% membership interest agreement.    These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements.  The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $6,078 and $4,117, respectively for the years ended December 31, 2016, and 2015, respectively.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits.  FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5.  VARIABLE INTEREST ENTITIES (CONTINUED):

Feedstock and LRCH are deemed to be variable interest entities (“VIEs”).   A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity.  If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE.  The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs.  The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH.   The consolidated balances include restricted cash of $6,151 and $2,263 as of December 31, 2016 and 2015, respectively.  These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded in restricted cash and cash equivalents in the Consolidated Balance Sheets.

The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2016, and 2015 and for the years ended December 31, 2016, and 2015.

	December 31,
	2016	2015

Total Assets	$900	$440
Total Liabilities	783	280
Non controlling equity interest	$117	$160

	Years Ended December 31,
	2016	2015

Total Revenues	$—	$—
Total Expenses	(816)	(491)
Net Loss	(816)	(491)
Income tax expense	—	—
Net Loss	(816)	(491)
Less: net loss attributable to non controlling interest	(816)	(491)
Net income attributable to Fidelity Investments Life Insurance Company	$—	$—

Non-controlling interest represents ownership interests in LRCH that is not attributable to the Company.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy.  The Company carries the following financial instruments at fair value in the Company’s financial statements:  debt securities, cash equivalents such as money market funds, and separate account assets.  The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3).  If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.  The three levels are described below:

•                  Level 1 — Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•                  Level 2 — Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•                  Level 3 — Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement.  These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds.  Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2016
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$248,521	$204	$—	$248,725
Corporate and other debt securities	—	727,060	—	727,060
Mortgage and asset backed securities	—	20,240	—	20,240
Total available-for-sale debt securities	248,521	747,504	—	996,025
Cash equivalents	120,630	—	—	120,630
Subtotal excluding separate account assets	369,151	747,504	—	1,116,655
Separate account assets	27,186,998	—	—	27,186,998
Total	$27,556,149	$747,504	$—	$28,303,653

	December 31, 2015
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value

Assets:
Available-for-sale debt securities:
U.S. Treasury and U.S Government Agency securities	$128,232	$214	$—	$128,446
Corporate and other debt securities	—	711,315	—	711,315
Mortgage and asset backed securities	—	33,551	—	33,551
Total available-for-sale debt securities	128,232	745,080	—	873,312
Cash equivalents	103,134	—	—	103,134
Subtotal excluding separate account assets	231,366	745,080	—	976,446
Separate account assets	26,175,983	—	—	26,175,983
Total	$26,407,349	$745,080	$—	$27,152,429

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

The Company determined that U.S. Treasury securities trade in active markets and are valued using quoted market prices. Accordingly, the Company reclassified U.S. Treasury securities from Level 2 to Level 1 as of December 31, 2016. The Company reclassified the 2015 balances to conform to current year presentation. There were no Level 3 assets held by the Company during 2016 or 2015.  There were no transfers into or out of Level 3 during 2016 or 2015.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.  The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2016		December 31, 2015
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$1,226	$1,226	$1,665	$1,665
Policy loans	1,489	1,489	1,632	1,632
Reinsurance deposit and receivables	1,095,700	1,180,013	1,207,525	1,302,370

	$1,098,415	$1,182,728	$1,210,822	$1,305,667

Financial Liabilities:
Contract holder deposit funds	$687,838	$773,171	$708,370	$802,937

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Other Investment

Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value.  These loans are an integral part of the insurance products and have no maturity dates.  Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6.     FAIR VALUE MEASUREMENTS (CONTINUED):

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract.  The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

7.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2016	2015	2014
Current:
Federal	$12,997	$23,980	$25,097
State	282	489	416
	$13,279	$24,469	$25,513
Deferred:
Federal	$1,290	$(3,765)	$(2,820)
State	358	(63)	(159)
	$1,648	$(3,828)	$(2,979)

Provision for income taxes	$14,927	$20,641	$22,534

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Life insurance corporations in New York remain subject to a franchise tax.  However, for tax years beginning on or after January 1, 2003, in no event may the franchise          tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.  State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company’s net deferred tax asset were as follows:

	Years Ended December 31,
	2016	2015
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$32,620	$35,289
Contract holder reserves	33,688	25,596
Deferred revenue	6,430	8,856
Unrealized gains on available-for-sale securities	851	2,766
Deferred compensation and retirement benefit plans	1,962	2,793
Other, net	2,258	5,865
Net deferred tax asset	$77,809	$81,165

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7.     INCOME TAXES (CONTINUED):

Management believes that the Company’s future income will be sufficient to realize the net deferred tax asset as of December 31, 2016 and 2015, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2016	2015	2014

Tax provision at U.S. Federal statutory rate	$32,554	$31,140	$32,095
Dividends received deduction	(8,914)	(7,168)	(7,113)
IRC 45 tax credit	(7,011)	(4,265)	(2,861)
Other, net	(1,702)	934	413
	$14,927	$20,641	$22,534

FILI paid net federal and state income taxes of $26,387, $11,450, and $23,800 in 2016, 2015, and 2014, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States.  The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013.  The Company is not currently under examination for the income tax filings in any other jurisdictions.  The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows.  Therefore, no reserves for uncertain tax positions have been recorded.

In February 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits. This may result in an increase in the liability for uncertain tax positions within the next 12 months (see note 13 — Subsequent Events for further discussion of this).

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service (“IRS”) announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction (“DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions.  Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations.  As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.  Management believes that it is highly likely that any such regulations would apply prospectively only.  The Company has recorded benefits of $8,914, $7,168, and $7,113 during 2016, 2015 and 2014, respectively, related to the separate account DRD.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

8.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.  Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company did not pay any dividends in 2016, 2015 or 2014.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules.  The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions.  The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2016	2015	2014
FILI
Statutory net income	$82,424	$62,269	$65,973
Statutory surplus	$830,023	$750,892	$685,814

EFILI
Statutory net income	$11,620	$4,421	$5,025
Statutory surplus	$79,140	$76,851	$72,498

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds.  The Company earned fees of $34,191, $37,987 and $33,770 in 2016, 2015 and 2014, respectively, under these agreements.  These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC.  FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year.  EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts.  The Company pays FIA 37.5% of term life insurance first-year premiums.  The Company compensated FIA in the amount of $28,381, $30,092, and $28,928 in 2016, 2015 and 2014, respectively.

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions.  The Company was reimbursed $19,569, $20,128, and $21,941 in 2016, 2015 and 2014, respectively, for such services.  The reimbursements are accounted for as a direct reduction of the Company’s expenses.  The Company entered into agreements with Fidelity Institutional Asset Management Trust Company (“FIAM”), formerly Pyramis Global Advisors Trust Company to provide investment and managerial advice.  The Company incurred charges of $1,754, $1,543, and $1,328 in 2016, 2015 and 2014, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company.  The Company incurred charges from FMR LLC and its subsidiaries of $32,706, $31,036, and $30,856 in 2016, 2015 and 2014, respectively, for such services.  Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees.  Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan.  FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost.  The costs charged to the Company were $1,537, $1,517, and $1,535 in 2016, 2015 and 2014, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees.  The aggregate expenses related to these plans charged to the Company were $4,050, $4,854, and $5,274 in 2016, 2015 and 2014, respectively.

The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees.  In 2016, 2015 and 2014, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC.  The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company’s employees. For the years ended December 31, 2016, 2015, and 2014, compensation expense related to the RHRP was $219, $301 and $278, respectively.

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

10.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2016	2015	2014
Underwriting, acquisition and insurance expenses:
Commissions, gross	$28,381	$30,092	$28,928
Compensation and benefits	15,003	15,342	15,886
Capitalization of deferred policy acquisition costs	(3,765)	(5,394)	(5,705)
Amortization of deferred policy acquisition costs	3,185	4,320	3,931
Rent expenses	1,389	1,432	1,333
Taxes, licenses and fees	2,182	1,704	2,541
General insurance expenses	27,081	23,774	22,469

Total underwriting, acquisition and insurance expenses	$73,456	$71,270	$69,383

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience.  In 2016, 2015 and 2014, the Company decreased amortization by $1,815, $1,618, and $1,919 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions.  This adjustment has been reflected in amortization expense.

11.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008.  The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008.  The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed.  The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001.  The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued on or after January 1, 2009.  The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into coinsurance agreements for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.3% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company entered into 100% coinsurance agreements for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has been accounted for as a deposit liability and recorded in contract holder deposit funds. Under the reinsurance agreements, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts. Effective May 1, 2016, the Company recaptured its 100% coinsurance agreement with Genworth Life Insurance Company of New York (“GLICNY”) that reinsured a fixed guaranteed income annuity

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11.     REINSURANCE (CONTINUED):

product. Pursuant to the recapture agreement, the Company received approximately $55,397 in cash consideration which was partially offset by the recaptured policy and contract reserves of $45,725. The Company recognized a one-time gain of approximately $9,672, before-tax, as the difference between the proceeds received and the recaptured reserves. As a result of loss recognition testing, the Company recognized premium deficiency reserves as a charge to the Consolidated Statements of Comprehensive Income of $11,445, $0, and $0 for the years ended December 31, 2016, 2015, and 2014, respectively.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	Years Ended December 31,
	2016	2015
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$555,636	$644,161
Principal Life Insurance Company	481,605	502,378

Reinsurance deposits and receivables	$1,037,241	$1,146,539

Contract holder deposit funds and future contract and policy benefits	$1,051,441	$1,161,964

Interest on reinsurance deposit	$27,548	$30,103

Contract and policy benefits and expenses	$22,998	$25,545

The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2016	2015	2014

Direct life premiums	$14,513	$14,804	$15,038
Reinsurance ceded, net of ceding expense allowance	(7,779)	(4,700)	(5,644)
Net premiums	$6,734	$10,104	$9,394

Direct contract and policy benefits	$131,579	$126,942	$129,826
Reinsurance ceded, net of reinsurance premiums	(71,039)	(74,572)	(76,302)
Net contract and policy benefits	$60,540	$52,370	$53,524

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters.  Those actions are considered by the Company in estimating policy reserves and other liabilities.  The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants.  The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13.     SUBSEQUENT EVENTS:

Effective February 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under IRC 45 for tax years 2012 and 2013.  Accordingly, the Company expects that its liability for unrecognized tax benefits will increase in the next 12 months by approximately $13,000.  The Company believes that the ultimate resolution of this issue will not result in a material impact to its consolidated financial statements but could impact the Company’s effective tax rate in a future period.

The Company has evaluated subsequent events from the balance sheet date through April 25, 2017 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

29

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)             Financial Statements included in Part B

(1)         The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(2)         Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2016.

(3)         Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2016.

(4)         Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2016 and 2015.

(5)         Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(6)         Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2016 and 2015.

(7)         Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016, 2015 and 2014.

(8)         Consolidated Statements of Changes in Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016, 2015 and 2014.

(9)         Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2016, 2015 and 2014.

(9)         Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(10)  There are no financial statements included in Part A.

b)             Exhibits

(1)         Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2)         Custody Agreement - Not Applicable

(3)         (a)              Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b)              Commission Schedule (Note 1)

(4)         (a)              Specimen Variable Annuity Contract (Note 2)

(b)              Endorsement for Qualified Contracts (Note 2)

(5)         (a)              Application for Variable Annuity Contract (Note 2)

(6)         Certification of Incorporation and By-laws

(a)              Articles of Domestication (Incorporation) of Fidelity Investments Life. (Note 1)

(b)              Amended Bylaws of Fidelity Investments Life (Note 2)

(7)         Form of Reinsurance Agreement - Not Applicable

(8)         Not Applicable

(9)         Legal opinion and consent of Lance A. Warrick filed herewith as Exhibit 9

(10)  Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11)  Not Applicable

(12)  Not Applicable

(13)  Not Applicable

(14) (a)                  Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b)                   Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c)                    Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 3)

(d)                   Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 3)

(e)                    Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”). (Note 4)

(f)                     Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). (Note 5)

(g)                    Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY VARIABLE INSURANCE FUND, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). (Note 6)

(h)                   Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. (Note 7)

(i)                       Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 8)

(j)                      Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). (Note 10)

(k)                   Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. (Note 11)

(15)  Powers of Attorney

(a) Power of Attorney for William J. Johnson Jr. (Note 12)

(b) Power of Attorney for Miles Mei (Note 12)

(c) Power of Attorney for Kathleen A. Murphy (Note 12)

(d) Power of Attorney for Rodney R. Rohda (Note 12)

(e) Power of Attorney for Roger T. Servison (Note 12)

(f) Power of Attorney for Sriram Subramaniam (Note 12)

(g) Power of Attorney for Malcolm MacKay (Note 12)

(h) Power of Attorney for Floyd L. Smith (Note 12)

(i) Power of Attorney for Norman L. Ashkenas (Note 12)

(j) Power of Attorney for Peter G. Johannsen (Note 12)

(k) Power of Attorney for Derek L. Young (Note 12)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed on September 25, 2003.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed on April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement 33-54926 filed April 25, 1997.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 16 to this Registration Statement filed on January 25, 1999.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 33-24400 filed on April 29, 1998.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement No. 33-24400 filed on April 24, 2000.

(Note 9) Incorporated by reference from an initial Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Annuity Account I, filed on December 1, 2004.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 11) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 12) Incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON JR., Director & President

NORMAN L. ASHKENAS, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

SRIRAM SUBRAMANIAM, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

David A. Golino	Senior Vice President and Chief Financial Officer
Robert K. Leach	Appointed Actuary

Maryann P. Crews	Illustration Actuary

Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer

Miles Mei	Treasurer
Deborah Walsh	Senior Vice President, Systems and Technology
Lance A. Warrick	Vice President, General Counsel and Secretary
Felicia F. Tierney	Vice President, Human Resources

Richard S. Rowland	Vice President Channel Development
Joshua M. Deakin	Vice President, Client Services

The Address for each person named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2017, there were 10,015 Qualified Contracts and 2,145 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own directors’ and officers’ liability reimbursement contracts (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life.  A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of FILI’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	President, Chief Executive Officer & Director

Kevin M. Barry	Director
Edward Orazem	Director

Kathleen Murphy	Director
Richard Lyons	Chief Financial Officer and Senior Vice President
Donald St. Peter	Vice President, Real Estate

Eric C. Green	Assistant Treasurer
Tami R. Rash	Treasurer

Norman Ashkenas	Chief Compliance Officer
David Forman	Secretary and Chief Legal Officer
Peter D. Stahl	Assistant Secretary

The Address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Service Not Applicable

Item 32. Undertakings

(a)         Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)         Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)          Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 28th day of April, 2017.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 2017.

Signature	Title
)
/s/ *		)
William J. Johnson Jr.	President and Director	)
)
/s/ *		)	By:	/s/Lance A. Warrick
Norman L. Ashkenas	Director	)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

		)	By:	/s/ Lance A. Warrick
/s/ *		)		Lance A. Warrick
Floyd L. Smith	Director	)		(Attorney-in-Fact)*
)
/s/ *		)
Peter G. Johannsen	Director	)
)
/s/ *		)
Derek L. Young	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)